UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2007

*	This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

SSW
NNE
NE

11/30/07 Semiannual report

AAF-SEM 11/07

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Conservative Allocation Fund

Portfolio Holdings
MFS Research Bond Fund	20.1%
MFS Limited Maturity Fund	20.0%
MFS Research Fund	15.0%
MFS Value Fund	14.9%
MFS Government Securities Fund	10.0%
MFS Money Market Fund	10.0%
MFS Core Growth Fund	5.0%
MFS Research International Fund	5.0%

MFS® Moderate Allocation Fund

Portfolio Holdings
MFS Research Bond Fund	20.1%
MFS Research Fund	15.0%
MFS Value Fund	14.9%
MFS Government Securities Fund	10.2%
MFS Research International Fund	10.1%
MFS Core Growth Fund	10.1%
MFS Money Market Fund	5.0%
MFS High Income Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.8%

Percentages are based on net assets as of 11/30/07.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Growth Allocation Fund

Portfolio Holdings
MFS Research International Fund	15.2%
MFS Core Growth Fund	15.1%
MFS Value Fund	15.0%
MFS Research Bond Fund	10.1%
MFS Research Fund	10.1%
MFS Mid Cap Growth Fund	9.9%
MFS Mid Cap Value Fund	9.7%
MFS Government Securities Fund	5.1%
MFS High Income Fund	4.9%
MFS International New Discovery Fund	4.9%

MFS® Aggressive Growth Allocation Fund

Portfolio Holdings
MFS Core Growth Fund	20.3%
MFS Value Fund	15.1%
MFS Mid Cap Growth Fund	14.9%
MFS Mid Cap Value Fund	14.8%
MFS Research International Fund	10.1%
MFS Research Fund	10.1%
MFS International New Discovery Fund	9.9%
MFS New Discovery Fund	4.8%

Percentages are based on net assets as of 11/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2007 through November 30, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 through November 30, 2007.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transaction and indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS® CONSERVATIVE ALLOCATION FUND

Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	0.44%	$1,000.00	$1,025.40	$2.23
	Hypothetical (h)	0.44%	$1,000.00	$1,022.80	$2.23
B	Actual	1.09%	$1,000.00	$1,022.50	$5.51
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
C	Actual	1.09%	$1,000.00	$1,022.50	$5.51
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
I	Actual	0.09%	$1,000.00	$1,027.60	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
R	Actual	0.59%	$1,000.00	$1,024.80	$2.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R1	Actual	1.19%	$1,000.00	$1,021.90	$6.02
	Hypothetical (h)	1.19%	$1,000.00	$1,019.05	$6.01
R2	Actual	0.84%	$1,000.00	$1,023.40	$4.25
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
R3	Actual	0.74%	$1,000.00	$1,024.30	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,025.60	$2.48
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R5	Actual	0.19%	$1,000.00	$1,027.00	$0.96
	Hypothetical (h)	0.19%	$1,000.00	$1,024.05	$0.96
529A	Actual	0.69%	$1,000.00	$1,024.80	$3.49
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49
529B	Actual	1.34%	$1,000.00	$1,021.80	$6.77
	Hypothetical (h)	1.34%	$1,000.00	$1,018.30	$6.76
529C	Actual	1.34%	$1,000.00	$1,021.90	$6.77
	Hypothetical (h)	1.34%	$1,000.00	$1,018.30	$6.76

Expense Tables – continued

MFS® MODERATE ALLOCATION FUND

Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	0.42%	$1,000.00	$1,015.40	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.90	$2.12
B	Actual	1.07%	$1,000.00	$1,012.00	$5.38
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
C	Actual	1.07%	$1,000.00	$1,012.00	$5.38
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
I	Actual	0.07%	$1,000.00	$1,017.40	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.65	$0.35
R	Actual	0.57%	$1,000.00	$1,014.80	$2.87
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R1	Actual	1.17%	$1,000.00	$1,012.20	$5.89
	Hypothetical (h)	1.17%	$1,000.00	$1,019.15	$5.91
R2	Actual	0.82%	$1,000.00	$1,014.10	$4.13
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
R3	Actual	0.72%	$1,000.00	$1,014.20	$3.63
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
R4	Actual	0.47%	$1,000.00	$1,015.50	$2.37
	Hypothetical (h)	0.47%	$1,000.00	$1,022.65	$2.38
R5	Actual	0.17%	$1,000.00	$1,017.50	$0.86
	Hypothetical (h)	0.17%	$1,000.00	$1,024.15	$0.86
529A	Actual	0.67%	$1,000.00	$1,014.80	$3.37
	Hypothetical (h)	0.67%	$1,000.00	$1,021.65	$3.39
529B	Actual	1.32%	$1,000.00	$1,011.40	$6.64
	Hypothetical (h)	1.32%	$1,000.00	$1,018.40	$6.66
529C	Actual	1.32%	$1,000.00	$1,011.40	$6.64
	Hypothetical (h)	1.32%	$1,000.00	$1,018.40	$6.66

Expense Tables – continued

MFS® GROWTH ALLOCATION FUND

Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	0.41%	$1,000.00	$1,005.00	$2.06
	Hypothetical (h)	0.41%	$1,000.00	$1,022.95	$2.07
B	Actual	1.06%	$1,000.00	$1,001.30	$5.30
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
C	Actual	1.06%	$1,000.00	$1,001.90	$5.31
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
I	Actual	0.06%	$1,000.00	$1,006.20	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.70	$0.30
R	Actual	0.56%	$1,000.00	$1,004.40	$2.81
	Hypothetical (h)	0.56%	$1,000.00	$1,022.20	$2.83
R1	Actual	1.16%	$1,000.00	$1,000.60	$5.80
	Hypothetical (h)	1.16%	$1,000.00	$1,019.20	$5.86
R2	Actual	0.81%	$1,000.00	$1,002.50	$4.06
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
R3	Actual	0.71%	$1,000.00	$1,003.20	$3.56
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R4	Actual	0.46%	$1,000.00	$1,004.40	$2.31
	Hypothetical (h)	0.46%	$1,000.00	$1,022.70	$2.33
R5	Actual	0.16%	$1,000.00	$1,006.20	$0.80
	Hypothetical (h)	0.16%	$1,000.00	$1,024.20	$0.81
529A	Actual	0.66%	$1,000.00	$1,003.80	$3.31
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34
529B	Actual	1.31%	$1,000.00	$1,000.60	$6.55
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61
529C	Actual	1.31%	$1,000.00	$1,000.00	$6.55
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61

Expense Tables – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	0.41%	$1,000.00	$989.60	$2.04
	Hypothetical (h)	0.41%	$1,000.00	$1,022.95	$2.07
B	Actual	1.06%	$1,000.00	$987.10	$5.27
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
C	Actual	1.06%	$1,000.00	$987.10	$5.27
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
I	Actual	0.06%	$1,000.00	$992.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.70	$0.30
R	Actual	0.56%	$1,000.00	$989.00	$2.78
	Hypothetical (h)	0.56%	$1,000.00	$1,022.20	$2.83
R1	Actual	1.16%	$1,000.00	$986.40	$5.76
	Hypothetical (h)	1.16%	$1,000.00	$1,019.20	$5.86
R2	Actual	0.81%	$1,000.00	$988.20	$4.03
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
R3	Actual	0.71%	$1,000.00	$988.30	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R4	Actual	0.46%	$1,000.00	$990.10	$2.29
	Hypothetical (h)	0.46%	$1,000.00	$1,022.70	$2.33
R5	Actual	0.16%	$1,000.00	$990.70	$0.80
	Hypothetical (h)	0.16%	$1,000.00	$1,024.20	$0.81
529A	Actual	0.66%	$1,000.00	$988.40	$3.28
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34
529B	Actual	1.31%	$1,000.00	$985.80	$6.50
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61
529C	Actual	1.31%	$1,000.00	$985.20	$6.50
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

11/30/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS® CONSERVATIVE ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	1,716,655	$38,367,236
MFS Government Securities Fund - Class I	7,982,159	77,107,651
MFS Limited Maturity Fund - Class I	24,316,816	154,168,610
MFS Money Market Fund	77,039,955	77,039,955
MFS Research Bond Fund - Class I	15,527,945	154,192,491
MFS Research Fund - Class I	4,174,535	115,091,921
MFS Research International Fund - Class I	1,695,235	38,363,164
MFS Value Fund - Class I	3,978,265	114,932,063
Total Mutual Funds (Identified Cost, $672,758,854)		$769,263,091

Other Assets, Less Liabilities - 0.0%		242,515
Net Assets - 100.0%		$769,505,606

MFS® MODERATE ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	10,450,427	$233,567,038
MFS Government Securities Fund - Class I	24,467,351	236,354,611
MFS High Income Fund - Class I	31,108,467	114,479,158
MFS Mid Cap Growth Fund - Class I (a)	10,960,670	114,100,574
MFS Mid Cap Value Fund - Class I	7,645,350	112,463,099
MFS Money Market Fund	116,185,971	116,185,971
MFS Research Bond Fund - Class I	46,987,923	466,590,071
MFS Research Fund - Class I	12,664,842	349,169,702
MFS Research International Fund - Class I	10,345,383	234,116,013
MFS Value Fund - Class I	12,010,580	346,985,652
Total Mutual Funds (Identified Cost, $1,898,979,459)		$2,324,011,889

Short-Term Obligations - 0.0%
Abbey National North America LLC, 4.61%, due 12/03/07, at Amortized Cost and Value (y)	$454,000	$453,884
Total Investments (Identified Cost, $1,899,433,343)		$2,324,465,773

Other Assets, Less Liabilities - 0.0%		306,331
Net Assets - 100.0%		$2,324,772,104

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS® GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	18,927,426	$423,027,977
MFS Government Securities Fund - Class I	14,721,227	142,207,054
MFS High Income Fund - Class I	37,763,049	138,968,020
MFS International New Discovery Fund - Class I	4,435,394	137,985,108
MFS Mid Cap Growth Fund - Class I (a)	26,474,385	275,598,348
MFS Mid Cap Value Fund - Class I	18,398,720	270,645,170
MFS Research Bond Fund - Class I	28,372,502	281,738,941
MFS Research Fund - Class I	10,196,954	281,130,017
MFS Research International Fund - Class I	18,702,077	423,228,005
MFS Value Fund - Class I	14,526,758	419,678,038
Total Mutual Funds (Identified Cost, $2,192,761,646)		$2,794,206,678

Other Assets, Less Liabilities - 0.0%		201,986
Net Assets - 100.0%		$2,794,408,664

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	12,244,854	$273,672,489
MFS International New Discovery Fund - Class I	4,302,496	133,850,662
MFS Mid Cap Growth Fund - Class I (a)	19,366,791	201,608,299
MFS Mid Cap Value Fund - Class I	13,596,041	199,997,758
MFS New Discovery Fund - Class I (a)	3,172,270	65,253,589
MFS Research Fund - Class I	4,939,851	136,191,692
MFS Research International Fund - Class I	6,043,914	136,773,763
MFS Value Fund - Class I	7,050,944	203,701,762
Total Mutual Funds (Identified Cost, $1,017,716,834)		$1,351,050,014

Other Assets, Less Liabilities - 0.0%		249,581
Net Assets - 100.0%		$1,351,299,595

Portfolio Footnotes:

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/07 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Assets:
Investments –
Underlying funds, at value (identified cost, $672,758,854, $1,898,979,459, $2,192,761,646, and $1,017,716,834, respectively)	$769,263,091	$2,324,011,889	$2,794,206,678	$1,351,050,014
Short-term holdings, at amortized cost and value	—	453,884	—	—
Total investments, at value (identified cost, $672,758,854, $1,899,433,343, $2,192,761,646, and $1,017,716,834, respectively)	$769,263,091	$2,324,465,773	$2,794,206,678	$1,351,050,014
Cash	—	3,122	—	—
Receivable for investments sold	3,241,969	3,098,260	10,094,761	3,050,186
Receivable for fund shares sold	864,876	3,268,515	3,126,031	2,039,866
Dividends receivable	1,992,503	4,376,563	2,886,205	—
Total assets	$775,362,439	$2,335,212,233	$2,810,313,675	$1,356,140,066

Liabilities:
Payable to custodian	$625,728	$—	$971,844	$72,724
Payable for investments purchased	2,290,294	4,977,935	2,907,018	328,463
Payable for fund shares reacquired	2,753,055	5,063,781	11,710,873	4,288,176
Payable to affiliates –
Shareholder servicing costs	51,782	129,618	21,949	20,730
Distribution and service fees	25,617	79,631	95,743	40,867
Administrative services fee	96	96	96	96
Program manager fee	675	1,106	1,467	1,151
Retirement plan administration and service fees	819	2,798	3,105	2,115
Payable for independent trustees’ compensation	924	1,993	1,616	910
Accrued expenses and other liabilities	107,843	183,171	191,300	85,239
Total liabilities	$5,856,833	$10,440,129	$15,905,011	$4,840,471
Net assets	$769,505,606	$2,324,772,104	$2,794,408,664	$1,351,299,595

Net assets consist of:
Paid-in capital	$647,166,418	$1,835,409,499	$2,124,951,986	$995,570,703
Unrealized appreciation (depreciation) on investments	96,504,237	425,032,430	601,445,032	333,333,180
Accumulated net realized gain (loss) on investments	8,744,840	30,498,753	52,589,056	24,753,999
Accumulated undistributed (distributions in excess of) net investment income	17,090,111	33,831,422	15,422,590	(2,358,287)
Net assets	$769,505,606	$2,324,772,104	$2,794,408,664	$1,351,299,595

Statements of Assets and Liabilities (unaudited) – continued

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Net assets
Class A	$300,628,859	$895,308,339	$1,093,817,654	$493,660,985
Class B	154,307,056	534,472,270	643,145,847	242,296,242
Class C	142,429,115	441,290,847	526,144,259	203,270,186
Class I	28,011,144	48,766,197	65,761,069	63,579,538
Class R	5,017,104	12,466,263	18,811,392	9,535,427
Class R1	10,521,088	26,704,673	35,398,575	22,162,164
Class R2	4,658,444	18,238,358	26,522,467	11,192,180
Class R3	36,267,680	107,144,296	114,332,357	72,978,807
Class R4	19,515,126	110,011,188	94,189,814	54,763,069
Class R5	18,551,494	49,057,714	68,275,108	93,045,028
Class 529A	28,359,104	38,624,917	52,473,050	45,938,284
Class 529B	5,311,126	24,744,771	34,404,272	25,774,403
Class 529C	15,928,266	17,942,271	21,132,800	13,103,282
Total net assets	$769,505,606	$2,324,772,104	$2,794,408,664	$1,351,299,595

Shares of beneficial interest outstanding
Class A	23,300,496	61,777,671	67,831,538	28,864,494
Class B	12,107,428	37,365,281	40,569,757	14,416,566
Class C	11,195,090	30,894,823	33,223,335	12,102,161
Class I	2,152,138	3,328,794	4,043,167	3,673,940
Class R	391,079	865,123	1,170,078	559,620
Class R1	836,450	1,892,772	2,261,924	1,332,879
Class R2	367,646	1,268,717	1,684,256	668,784
Class R3	2,865,561	7,501,753	7,202,721	4,329,107
Class R4	1,519,561	7,627,281	5,871,760	3,218,303
Class R5	1,435,924	3,383,665	4,225,879	5,433,993
Class 529A	2,210,702	2,681,054	3,275,725	2,702,061
Class 529B	419,301	1,746,865	2,187,619	1,550,127
Class 529C	1,262,527	1,263,823	1,344,902	787,817
Total shares of beneficial interest outstanding	60,063,903	161,597,622	174,892,661	79,639,852

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.90	$14.49	$16.13	$17.10
Offering price per share (100 / 94.25 × net asset value per share)	$13.69	$15.37	$17.11	$18.14

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.74	$14.30	$15.85	$16.81

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.72	$14.28	$15.84	$16.80

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$13.02	$14.65	$16.26	$17.31

Statements of Assets and Liabilities (unaudited) – continued

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class R shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.83	$14.41	$16.08	$17.04
Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.58	$14.11	$15.65	$16.63

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.67	$14.38	$15.75	$16.74

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.66	$14.28	$15.87	$16.86

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.84	$14.42	$16.04	$17.02

Class R5 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.92	$14.50	$16.16	$17.12

Class 529A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.83	$14.41	$16.02	$17.00
Offering price per share (100 / 94.25 × net asset value per share)	$13.61	$15.29	$17.00	$18.04

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.67	$14.17	$15.73	$16.63

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.62	$14.20	$15.71	$16.63

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the six months ended 11/30/07

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying funds	$12,734,886	$28,457,137	$19,976,666	$1,459,319
Interest	23,876	43,492	29,475	25,064
Total investment income	$12,758,762	$28,500,629	$20,006,141	$1,484,383
Expenses
Distribution and service fees	$2,318,228	$7,287,306	$8,847,881	$3,789,118
Program manager fees	58,722	98,242	131,624	105,189
Shareholder servicing costs	136,916	356,087	307,632	110,287
Administrative services fee	8,775	8,775	8,775	8,775
Retirement plan administration and services fees	58,317	213,394	230,807	164,540
Independent trustees’ compensation	9,754	25,638	26,268	15,267
Custodian fee	65,786	127,828	130,628	88,610
Shareholder communications	33,743	91,262	127,019	67,838
Auditing fees	14,508	14,508	14,508	14,508
Legal fees	6,276	19,027	22,611	10,763
Miscellaneous	75,598	157,762	171,707	115,236
Total expenses	$2,786,623	$8,399,829	$10,019,460	$4,490,131
Fees paid indirectly	(238)	(125)	(120)	(737)
Reduction of expenses by investment adviser	(1,808)	(5,518)	(6,710)	(3,241)
Net expenses	$2,784,577	$8,394,186	$10,012,630	$4,486,153
Net investment income (loss)	$9,974,185	$20,106,443	$9,993,511	$(3,001,770)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$2,981,872	$7,300,763	$7,774,340	$5,037,367
Change in unrealized appreciation (depreciation) on investments	$5,527,788	$5,229,206	$(9,262,409)	$(17,312,530)
Net realized and unrealized gain (loss) on investments	$8,509,660	$12,529,969	$(1,488,069)	$(12,275,163)
Change in net assets from operations	$18,483,845	$32,636,412	$8,505,442	$(15,276,933)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Six months ended 11/30/07 (unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$9,974,185	$20,106,443	$9,993,511	$(3,001,770)
Net realized gain (loss) on investments	2,981,872	7,300,763	7,774,340	5,037,367
Net unrealized gain (loss) on investments	5,527,788	5,229,206	(9,262,409)	(17,312,530)
Change in net assets from operations	$18,483,845	$32,636,412	$8,505,442	$(15,276,933)
Change in net assets from fund share transactions	$7,943,202	$(16,060,118)	$(31,753,672)	$8,702,873
Total change in net assets	$26,427,047	$16,576,294	$(23,248,230)	$(6,574,060)

Net assets
At beginning of period	743,078,559	2,308,195,810	2,817,656,894	1,357,873,655
At end of period	$769,505,606	$2,324,772,104	$2,794,408,664	$1,351,299,595
Accumulated undistributed (distributions in excess of) net investment income	$17,090,111	$33,831,422	$15,422,590	$(2,358,287)

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 5/31/07	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$18,156,013	$40,165,946	$25,648,890	$(310,531)
Net realized gain (loss) on investments	10,645,213	41,090,867	68,990,789	34,076,086
Net unrealized gain (loss) on investments	48,750,120	228,218,933	350,856,728	205,718,948
Change in net assets from operations	$77,551,346	$309,475,746	$445,496,407	$239,484,503

Distributions declared to shareholders
From net investment income
Class A	$(8,047,361)	$(20,557,504)	$(19,623,520)	$(3,475,635)
Class B	(3,754,475)	(10,115,361)	(8,705,356)	(437,356)
Class C	(3,071,528)	(8,137,718)	(6,824,020)	(386,606)
Class I	(694,264)	(1,257,611)	(1,379,795)	(605,082)
Class R	(469,391)	(1,400,417)	(1,124,813)	(184,017)
Class R1	(59,481)	(206,875)	(166,644)	(35,069)
Class R2	(35,553)	(162,313)	(221,722)	(28,117)
Class R3	(289,774)	(847,800)	(736,355)	(159,837)
Class R4	(210,040)	(1,488,164)	(1,015,812)	(233,983)
Class R5	(448,669)	(999,752)	(869,654)	(706,907)
Class 529A	(603,102)	(760,420)	(743,059)	(211,796)
Class 529B	(55,385)	(349,595)	(350,466)	—
Class 529C	(273,988)	(271,993)	(212,205)	(2,883)
From net realized gain on investments
Class A	(3,273,325)	(9,825,340)	(14,528,490)	(6,945,838)
Class B	(1,978,346)	(6,524,987)	(9,419,031)	(3,780,826)
Class C	(1,604,366)	(5,183,898)	(7,266,987)	(2,931,376)
Class I	(253,775)	(530,366)	(880,116)	(859,367)
Class R	(202,039)	(714,535)	(912,656)	(482,292)
Class R1	(27,524)	(112,310)	(151,296)	(122,046)
Class R2	(15,087)	(79,252)	(175,775)	(62,097)
Class R3	(117,393)	(411,967)	(561,265)	(346,207)
Class R4	(81,356)	(683,914)	(703,163)	(400,698)
Class R5	(168,162)	(434,135)	(576,244)	(1,099,860)
Class 529A	(262,355)	(397,499)	(617,851)	(578,813)
Class 529B	(29,785)	(237,364)	(436,691)	(385,869)
Class 529C	(151,384)	(188,989)	(256,589)	(157,469)
Total distributions declared to shareholders	$(26,177,908)	$(71,880,079)	$(78,459,575)	$(24,620,046)
Change in net assets from fund share transactions	$62,533,469	$123,839,447	$259,838,799	$128,419,447
Total change in net assets	$113,906,907	$361,435,114	$626,875,631	$343,283,904

Net assets
At beginning of period	629,171,652	1,946,760,696	2,190,781,263	1,014,589,751
At end of period	$743,078,559	$2,308,195,810	$2,817,656,894	$1,357,873,655
Undistributed net investment income included in net assets at end of period	$7,115,926	$13,724,035	$5,429,461	$643,483

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class A
Net asset value, beginning of period	$12.58		$11.68	$11.41	$10.88		$10.35	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.30	$0.25		$0.24	$0.20
Net realized and unrealized gain (loss) on investments	0.13		1.05	0.29	0.49		0.47	0.15
Total from investment operations	$0.32		$1.41	$0.59	$0.74		$0.71	$0.35

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.29)	$(0.21)		$(0.18)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.51)	$(0.32)	$(0.21)		$(0.18)	$—
Net asset value, end of period	$12.90		$12.58	$11.68	$11.41		$10.88	$10.35
Total return (%) (r)(t)	2.54	(n)	12.25	5.20	6.83		6.85	3.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.49	0.52	0.51		0.53	0.91	(a)
Expenses after expense reductions (f)(h)	0.44	(a)	0.45	0.45	0.45		0.45	0.45	(a)
Net investment income	2.93	(a)	2.96	2.55	2.28		2.24	2.33	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$300,629		$298,190	$251,699	$226,530		$155,476	$59,469

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class B
Net asset value, beginning of period	$12.46		$11.57	$11.31	$10.80		$10.29	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.22	$0.18		$0.17	$0.14
Net realized and unrealized gain (loss) on investments	0.14		1.04	0.29	0.48		0.47	0.15
Total from investment operations	$0.28		$1.32	$0.51	$0.66		$0.64	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.22)	$(0.15)		$(0.13)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.25)	$(0.15)		$(0.13)	$—
Net asset value, end of period	$12.74		$12.46	$11.57	$11.31		$10.80	$10.29
Total return (%) (r)(t)	2.25	(n)	11.52	4.49	6.08		6.23	2.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.14	1.17	1.16		1.18	1.56	(a)
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.10	1.10		1.10	1.10	(a)
Net investment income	2.29	(a)	2.32	1.90	1.63		1.61	1.66	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$154,307		$162,210	$162,941	$163,735		$134,200	$63,256

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class C
Net asset value, beginning of period	$12.44		$11.56	$11.30	$10.79		$10.30	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.22	$0.18		$0.17	$0.14
Net realized and unrealized gain (loss) on investments	0.14		1.03	0.29	0.48		0.46	0.16
Total from investment operations	$0.28		$1.31	$0.51	$0.66		$0.63	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.22)	$(0.15)		$(0.14)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.25)	$(0.15)		$(0.14)	$—
Net asset value, end of period	$12.72		$12.44	$11.56	$11.30		$10.79	$10.30
Total return (%) (r)(t)	2.25	(n)	11.47	4.54	6.12		6.13	3.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.14	1.17	1.16		1.18	1.56	(a)
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.10	1.10		1.10	1.10	(a)
Net investment income	2.29	(a)	2.32	1.90	1.63		1.60	1.66	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$142,429		$139,457	$130,916	$118,003		$87,876	$31,002

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class I
Net asset value, beginning of period	$12.67		$11.75	$11.48	$10.94		$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.34	$0.30		$0.28	$0.22
Net realized and unrealized gain (loss) on investments	0.14		1.06	0.29	0.49		0.47	0.17
Total from investment operations	$0.35		$1.47	$0.63	$0.79		$0.75	$0.39

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.33)	$(0.25)		$(0.20)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.36)	$(0.25)		$(0.20)	$—
Net asset value, end of period	$13.02		$12.67	$11.75	$11.48		$10.94	$10.39
Total return (%) (r)	2.76	(n)	12.72	5.51	7.18		7.26	3.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.14	0.17	0.16		0.18	0.56	(a)
Expenses after expense reductions (f)(h)	0.09	(a)	0.10	0.10	0.10		0.10	0.10	(a)
Net investment income	3.28	(a)	3.30	2.91	2.63		2.61	2.65	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$28,011		$24,782	$18,158	$14,175		$9,214	$7,003

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class R
Net asset value, beginning of period	$12.52		$11.62	$11.36	$10.85		$10.33	$9.85

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.28	$0.24		$0.23	$0.08
Net realized and unrealized gain (loss) on investments	0.13		1.05	0.29	0.47		0.47	0.40
Total from investment operations	$0.31		$1.39	$0.57	$0.71		$0.70	$0.48

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.28)	$(0.20)		$(0.18)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.31)	$(0.20)		$(0.18)	$—
Net asset value, end of period	$12.83		$12.52	$11.62	$11.36		$10.85	$10.33
Total return (%) (r)	2.48	(n)	12.13	5.04	6.57		6.79	4.87	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.64	0.67	0.66		0.68	1.06	(a)
Expenses after expense reductions (f)(h)	0.59	(a)	0.60	0.60	0.60		0.60	0.60	(a)
Net investment income	2.82	(a)	2.83	2.41	2.12		2.10	2.15	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$5,017		$14,628	$16,679	$13,661		$6,658	$863

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R1
Net asset value, beginning of period	$12.31		$11.48	$11.30	$11.23

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.22	$0.02
Net realized and unrealized gain (loss) on investments	0.14		1.04	0.29	0.05
Total from investment operations	$0.27		$1.30	$0.51	$0.07

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.30)	$—
From net realized gain on investments	—		(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.33)	$—
Net asset value, end of period	$12.58		$12.31	$11.48	$11.30
Total return (%) (r)	2.19	(n)	11.44	4.49	0.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.30	1.37	1.36	(a)
Expenses after expense reductions (f)(h)	1.19	(a)	1.19	1.21	1.30	(a)
Net investment income	2.17	(a)	2.18	1.88	1.08	(a)
Portfolio turnover	20		8	4	1
Net assets at end of period (000 omitted)	$10,521		$4,739	$1,145	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R2
Net asset value, beginning of period	$12.38		$11.53	$11.31	$11.23

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.30	$0.24	$0.03
Net realized and unrealized gain (loss) on investments	0.13		1.05	0.30	0.05
Total from investment operations	$0.29		$1.35	$0.54	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.29)	$—
From net realized gain on investments	—		(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.32)	$—
Net asset value, end of period	$12.67		$12.38	$11.53	$11.31
Total return (%) (r)	2.34	(n)	11.83	4.77	0.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	(a)	0.99	1.07	1.06	(a)
Expenses after expense reductions (f)(h)	0.84	(a)	0.84	0.86	1.00	(a)
Net investment income	2.52	(a)	2.52	2.16	1.38	(a)
Portfolio turnover	20		8	4	1
Net assets at end of period (000 omitted)	$4,658		$2,992	$464	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004(i)
Class R3
Net asset value, beginning of period	$12.36		$11.51	$11.29	$10.82		$10.63

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.26	$0.20		$0.11
Net realized and unrealized gain (loss) on investments	0.14		1.04	0.28	0.48		0.27
Total from investment operations	$0.30		$1.36	$0.54	$0.68		$0.38

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.29)	$(0.21)		$(0.19)
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.51)	$(0.32)	$(0.21)		$(0.19)
Net asset value, end of period	$12.66		$12.36	$11.51	$11.29		$10.82
Total return (%) (r)	2.43	(n)	12.00	4.82	6.31		3.58	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.85	0.92	0.91		0.91	(a)
Expenses after expense reductions (f)(h)	0.74	(a)	0.74	0.76	0.85		0.83	(a)
Net investment income	2.61	(a)	2.61	2.29	1.85		1.84	(a)
Portfolio turnover	20		8	4	1		1
Net assets at end of period (000 omitted)	$36,268		$21,885	$3,004	$330		$13

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R4
Net asset value, beginning of period	$12.52		$11.65	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.23	$0.04
Net realized and unrealized gain (loss) on investments	0.14		1.06	0.36 (g)	0.05
Total from investment operations	$0.32		$1.40	$0.59	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.32)	$—
From net realized gain on investments	—		(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.35)	$—
Net asset value, end of period	$12.84		$12.52	$11.65	$11.41
Total return (%) (r)	2.56	(n)	12.18	5.18	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.53	0.57	0.57	(a)
Expenses after expense reductions (f)(h)	0.49	(a)	0.49	0.50	0.51	(a)
Net investment income	2.88	(a)	2.88	2.54	1.88	(a)
Portfolio turnover	20		8	4	1
Net assets at end of period (000 omitted)	$19,515		$13,701	$2,518	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R5
Net asset value, beginning of period	$12.58		$11.68	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.29	$0.04
Net realized and unrealized gain (loss) on investments	0.14		1.05	0.34 (g)	0.05
Total from investment operations	$0.34		$1.44	$0.63	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.33)	$—
From net realized gain on investments	—		(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.36)	$—
Net asset value, end of period	$12.92		$12.58	$11.68	$11.41
Total return (%) (r)	2.70	(n)	12.53	5.55	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.24	0.27	0.27	(a)
Expenses after expense reductions (f)(h)	0.19	(a)	0.20	0.20	0.21	(a)
Net investment income	3.17	(a)	3.22	2.76	2.18	(a)
Portfolio turnover	20		8	4	1
Net assets at end of period (000 omitted)	$18,551		$15,512	$10,630	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529A
Net asset value, beginning of period	$12.52		$11.63	$11.37	$10.86		$10.34	$9.70

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.27	$0.23		$0.21	$0.16
Net realized and unrealized gain (loss) on investments	0.14		1.05	0.29	0.47		0.47	0.48
Total from investment operations	$0.31		$1.38	$0.56	$0.70		$0.68	$0.64

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.27)	$(0.19)		$(0.16)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.30)	$(0.19)		$(0.16)	$—
Net asset value, end of period	$12.83		$12.52	$11.63	$11.37		$10.86	$10.34
Total return (%) (r)(t)	2.48	(n)	12.00	4.95	6.49		6.59	6.60	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.74	0.77	0.76		0.78	1.16	(a)
Expenses after expense reductions (f)(h)	0.69	(a)	0.70	0.70	0.70		0.70	0.70	(a)
Net investment income	2.68	(a)	2.71	2.31	2.02		1.99	2.07	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$28,359		$26,359	$17,978	$12,840		$6,339	$2,975

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529B
Net asset value, beginning of period	$12.40		$11.54	$11.28	$10.77		$10.27	$9.69

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.19	$0.15		$0.15	$0.11
Net realized and unrealized gain (loss) on investments	0.14		1.04	0.29	0.48		0.46	0.47
Total from investment operations	$0.27		$1.28	$0.48	$0.63		$0.61	$0.58

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.19)	$(0.12)		$(0.11)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.22)	$(0.12)		$(0.11)	$—
Net asset value, end of period	$12.67		$12.40	$11.54	$11.28		$10.77	$10.27
Total return (%) (r)(t)	2.18	(n)	11.24	4.25	5.84		5.90	5.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.39	1.42	1.41		1.43	1.81	(a)
Expenses after expense reductions (f)(h)	1.34	(a)	1.35	1.35	1.35		1.35	1.35	(a)
Net investment income	2.01	(a)	2.04	1.65	1.38		1.36	1.42	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$5,311		$3,779	$2,008	$1,611		$1,320	$854

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529C
Net asset value, beginning of period	$12.35		$11.49	$11.25	$10.76		$10.28	$9.69

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.19	$0.15		$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.14		1.04	0.29	0.47		0.47	0.48
Total from investment operations	$0.27		$1.28	$0.48	$0.62		$0.61	$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.21)	$(0.13)		$(0.13)	$—
From net realized gain on investments	—		(0.15)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.24)	$(0.13)		$(0.13)	$—
Net asset value, end of period	$12.62		$12.35	$11.49	$11.25		$10.76	$10.28
Total return (%) (r)(t)	2.19	(n)	11.22	4.29	5.79		5.91	6.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.39	1.42	1.41		1.43	1.81	(a)
Expenses after expense reductions (f)(h)	1.34	(a)	1.35	1.35	1.35		1.35	1.35	(a)
Net investment income	2.03	(a)	2.06	1.66	1.37		1.32	1.38	(a)
Portfolio turnover	20		8	4	1		1	1
Net assets at end of period (000 omitted)	$15,928		$14,845	$11,031	$7,522		$4,798	$1,555
Any	redemption fees charged by the fund during 2005 fiscal year resulted in a per share impact of less than $0.01.
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 28, 2002, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class A
Net asset value, beginning of period	$14.27		$12.76	$12.21	$11.44		$10.34	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.25	$0.25		$0.20	$0.15
Net realized and unrealized gain (loss) on investments	0.07		1.71	0.66	0.73		1.03	0.19
Total from investment operations	$0.22		$2.01	$0.91	$0.98		$1.23	$0.34

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.31)	$(0.21)		$(0.13)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.36)	$(0.21)		$(0.13)	$—
Net asset value, end of period	$14.49		$14.27	$12.76	$12.21		$11.44	$10.34
Total return (%) (r)(t)	1.54	(n)	16.02	7.50	8.53		11.94	3.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.46	0.47	0.48		0.51	0.78	(a)
Expenses after expense reductions (f)(h)	0.42	(a)	0.45	0.45	0.45		0.45	0.45	(a)
Net investment income	2.06	(a)	2.22	1.97	2.09		1.79	1.79	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$895,308		$905,702	$773,647	$643,285		$416,219	$126,033

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class B
Net asset value, beginning of period	$14.13		$12.64	$12.10	$11.36		$10.30	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.17	$0.17		$0.13	$0.09
Net realized and unrealized gain (loss) on investments	0.07		1.69	0.66	0.71		1.02	0.21
Total from investment operations	$0.17		$1.90	$0.83	$0.88		$1.15	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.24)	$(0.14)		$(0.09)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.29)	$(0.14)		$(0.09)	$—
Net asset value, end of period	$14.30		$14.13	$12.64	$12.10		$11.36	$10.30
Total return (%) (r)(t)	1.20	(n)	15.26	6.85	7.75		11.20	3.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.11	1.12	1.13		1.17	1.43	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.10		1.11	1.10	(a)
Net investment income	1.41	(a)	1.58	1.32	1.44		1.15	1.11	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$534,472		$559,478	$525,991	$471,665		$343,299	$111,637
See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class C
Net asset value, beginning of period	$14.11		$12.63	$12.09	$11.36		$10.30	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.17	$0.17		$0.13	$0.09
Net realized and unrealized gain (loss) on investments	0.07		1.68	0.66	0.70		1.03	0.21
Total from investment operations	$0.17		$1.89	$0.83	$0.87		$1.16	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.24)	$(0.14)		$(0.10)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.29)	$(0.14)		$(0.10)	$—
Net asset value, end of period	$14.28		$14.11	$12.63	$12.09		$11.36	$10.30
Total return (%) (r)(t)	1.20	(n)	15.22	6.90	7.67		11.28	3.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.11	1.12	1.13		1.17	1.43	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.10		1.11	1.10	(a)
Net investment income	1.41	(a)	1.58	1.32	1.44		1.14	1.10	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$441,291		$455,611	$408,740	$335,759		$228,905	$59,054

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class I
Net asset value, beginning of period	$14.40		$12.87	$12.30	$11.53		$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.30	$0.30		$0.24	$0.17
Net realized and unrealized gain (loss) on investments	0.08		1.72	0.67	0.71		1.04	0.23
Total from investment operations	$0.25		$2.07	$0.97	$1.01		$1.28	$0.40

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.35)	$(0.24)		$(0.15)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.40)	$(0.24)		$(0.15)	$—
Net asset value, end of period	$14.65		$14.40	$12.87	$12.30		$11.53	$10.40
Total return (%) (r)	1.74	(n)	16.41	7.95	8.75		12.38	4.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.11	0.12	0.13		0.16	0.43	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10	0.10	0.10		0.10	0.10	(a)
Net investment income	2.41	(a)	2.57	2.32	2.46		2.17	2.10	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$48,766		$44,957	$40,643	$32,927		$23,094	$12,252

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class R
Net asset value, beginning of period	$14.20		$12.70	$12.16	$11.41		$10.33	$9.62

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.23	$0.23		$0.17	$0.06
Net realized and unrealized gain (loss) on investments	0.07		1.70	0.66	0.72		1.04	0.65
Total from investment operations	$0.21		$1.98	$0.89	$0.95		$1.21	$0.71

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.30)	$(0.20)		$(0.13)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.35)	$(0.20)		$(0.13)	$—
Net asset value, end of period	$14.41		$14.20	$12.70	$12.16		$11.41	$10.33
Total return (%) (r)	1.48	(n)	15.83	7.33	8.30		11.78	7.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.61	0.62	0.63		0.66	0.93	(a)
Expenses after expense reductions (f)(h)	0.57	(a)	0.60	0.60	0.60		0.60	0.60	(a)
Net investment income	1.94	(a)	2.12	1.82	1.94		1.53	1.57	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$12,466		$40,503	$57,067	$47,477		$26,172	$1,338

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R1
Net asset value, beginning of period	$13.94		$12.54	$12.09	$12.03

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.14	$0.01
Net realized and unrealized gain (loss) on investments	0.08		1.67	0.68	0.05
Total from investment operations	$0.17		$1.86	$0.82	$0.06

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.32)	$—
From net realized gain on investments	—		(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.37)	$—
Net asset value, end of period	$14.11		$13.94	$12.54	$12.09
Total return (%) (r)	1.22	(n)	15.06	6.84	0.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.28	1.32	1.33	(a)
Expenses after expense reductions (f)(h)	1.17	(a)	1.19	1.20	1.30	(a)
Net investment income	1.30	(a)	1.46	1.18	0.57	(a)
Portfolio turnover	13		6	2	0	(u)
Net assets at end of period (000 omitted)	$26,705		$14,507	$4,640	$52

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R2
Net asset value, beginning of period	$14.18		$12.73	$12.10	$12.03

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.16	$0.02
Net realized and unrealized gain (loss) on investments	0.08		1.70	0.70	0.05
Total from investment operations	$0.20		$1.94	$0.86	$0.07

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.18)	$—
From net realized gain on investments	—		(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.23)	$—
Net asset value, end of period	$14.38		$14.18	$12.73	$12.10
Total return (%) (r)	1.41	(n)	15.51	7.15	0.58	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.96	1.02	1.03	(a)
Expenses after expense reductions (f)(h)	0.82	(a)	0.84	0.88	1.00	(a)
Net investment income	1.65	(a)	1.79	1.34	0.88	(a)
Portfolio turnover	13		6	2	0	(u)
Net assets at end of period (000 omitted)	$18,238		$11,023	$1,999	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004(i)
Class R3
Net asset value, beginning of period	$14.08		$12.64	$12.11	$11.39		$10.93

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.19	$0.20		$0.04
Net realized and unrealized gain (loss) on investments	0.08		1.68	0.69	0.72		0.56
Total from investment operations	$0.20		$1.93	$0.88	$0.92		$0.60

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.30)	$(0.20)		$(0.14)
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.35)	$(0.20)		$(0.14)
Net asset value, end of period	$14.28		$14.08	$12.64	$12.11		$11.39
Total return (%) (r)	1.42	(n)	15.56	7.28	8.03		5.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	0.82	0.87	0.88		0.92	(a)
Expenses after expense reductions (f)(h)	0.72	(a)	0.74	0.77	0.85		0.86	(a)
Net investment income	1.75	(a)	1.86	1.59	1.68		0.94	(a)
Portfolio turnover	13		6	2	0	(u)	1
Net assets at end of period (000 omitted)	$107,144		$68,519	$18,161	$2,763		$1,082

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R4
Net asset value, beginning of period	$14.20		$12.73	$12.20	$12.12

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.22	$0.03
Net realized and unrealized gain (loss) on investments	0.08		1.69	0.70	0.05
Total from investment operations	$0.22		$1.98	$0.92	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.34)	$—
From net realized gain on investments	—		(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.51)	$(0.39)	$—
Net asset value, end of period	$14.42		$14.20	$12.73	$12.20
Total return (%) (r)	1.55	(n)	15.85	7.59	0.66	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.51	0.52	0.53	(a)
Expenses after expense reductions (f)(h)	0.47	(a)	0.49	0.50	0.50	(a)
Net investment income	2.01	(a)	2.15	1.78	1.37	(a)
Portfolio turnover	13		6	2	0	(u)
Net assets at end of period (000 omitted)	$110,011		$87,814	$27,954	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R5
Net asset value, beginning of period	$14.25		$12.75	$12.21	$12.12

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.23	$0.03
Net realized and unrealized gain (loss) on investments	0.09		1.70	0.71	0.06
Total from investment operations	$0.25		$2.03	$0.94	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.35)	$—
From net realized gain on investments	—		(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.40)	$—
Net asset value, end of period	$14.50		$14.25	$12.75	$12.21
Total return (%) (r)	1.75	(n)	16.24	7.76	0.74	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.21	0.22	0.23	(a)
Expenses after expense reductions (f)(h)	0.17	(a)	0.20	0.20	0.20	(a)
Net investment income	2.31	(a)	2.47	1.99	1.67	(a)
Portfolio turnover	13		6	2	0	(u)
Net assets at end of period (000 omitted)	$49,058		$42,690	$28,253	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529A
Net asset value, beginning of period	$14.20		$12.71	$12.16	$11.42		$10.33	$9.54

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.22	$0.22		$0.17	$0.12
Net realized and unrealized gain (loss) on investments	0.08		1.70	0.66	0.71		1.04	0.67
Total from investment operations	$0.21		$1.96	$0.88	$0.93		$1.21	$0.79

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.28)	$(0.19)		$(0.12)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.33)	$(0.19)		$(0.12)	$—
Net asset value, end of period	$14.41		$14.20	$12.71	$12.16		$11.42	$10.33
Total return (%) (r)(t)	1.48	(n)	15.67	7.32	8.08		11.71	8.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	(a)	0.71	0.72	0.73		0.76	1.03	(a)
Expenses after expense reductions (f)(h)	0.67	(a)	0.70	0.70	0.70		0.70	0.70	(a)
Net investment income	1.81	(a)	1.97	1.72	1.82		1.53	1.52	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$38,625		$37,441	$29,414	$23,623		$13,766	$4,416

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529B
Net asset value, beginning of period	$14.01		$12.56	$12.04	$11.33		$10.28	$9.54

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.13	$0.14		$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.08		1.68	0.66	0.70		1.03	0.67
Total from investment operations	$0.16		$1.85	$0.79	$0.84		$1.13	$0.74

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.22)	$(0.13)		$(0.08)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.27)	$(0.13)		$(0.08)	$—
Net asset value, end of period	$14.17		$14.01	$12.56	$12.04		$11.33	$10.28
Total return (%) (r)(t)	1.14	(n)	14.93	6.63	7.42		10.99	7.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.36	1.37	1.38		1.42	1.68	(a)
Expenses after expense reductions (f)(h)	1.32	(a)	1.35	1.35	1.35		1.36	1.35	(a)
Net investment income	1.16	(a)	1.32	1.07	1.18		0.86	0.86	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$24,745		$22,586	$16,274	$10,673		$5,481	$1,427

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529C
Net asset value, beginning of period	$14.04		$12.58	$12.05	$11.33		$10.29	$9.54

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.13	$0.14		$0.10	$0.06
Net realized and unrealized gain (loss) on investments	0.08		1.68	0.67	0.70		1.03	0.69
Total from investment operations	$0.16		$1.85	$0.80	$0.84		$1.13	$0.75

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.22)	$(0.12)		$(0.09)	$—
From net realized gain on investments	—		(0.16)	(0.05)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.27)	$(0.12)		$(0.09)	$—
Net asset value, end of period	$14.20		$14.04	$12.58	$12.05		$11.33	$10.29
Total return (%) (r)(t)	1.14	(n)	14.94	6.63	7.42		10.94	7.86	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.36	1.37	1.38		1.42	1.68	(a)
Expenses after expense reductions (f)(h)	1.32	(a)	1.35	1.35	1.35		1.36	1.35	(a)
Net investment income	1.16	(a)	1.32	1.07	1.19		0.87	0.84	(a)
Portfolio turnover	13		6	2	0	(u)	1	2
Net assets at end of period (000 omitted)	$17,942		$17,364	$13,978	$10,547		$6,922	$2,057

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 28, 2002, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class A
Net asset value, beginning of period	$16.05		$13.88	$12.87	$11.94		$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.20	$0.16	$0.22		$0.12	$0.08
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	2.48	1.27	0.91		1.73	0.09
Total from investment operations	$0.08		$2.68	$1.43	$1.13		$1.85	$0.17

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.32)	$(0.20)		$(0.08)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.51)	$(0.42)	$(0.20)		$(0.08)	$—
Net asset value, end of period	$16.13		$16.05	$13.88	$12.87		$11.94	$10.17
Total return (%) (r)(t)	0.50	(n)	19.63	11.13	9.41		18.21	1.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.46	0.49	0.49		0.53	0.86	(a)
Expenses after expense reductions (f)(h)	0.41	(a)	0.44	0.45	0.45		0.45	0.45	(a)
Net investment income	1.03	(a)	1.36	1.17	1.79		1.07	1.00	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$1,093,818		$1,129,667	$880,411	$645,029		$379,702	$85,484

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class B
Net asset value, beginning of period	$15.83		$13.70	$12.72	$11.82		$10.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.10	$0.07	$0.14		$0.05	$0.03
Net realized and unrealized gain (loss) on investments	(0.01)		2.45	1.25	0.89		1.70	0.08
Total from investment operations	$0.02		$2.55	$1.32	$1.03		$1.75	$0.11

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.24)	$(0.13)		$(0.04)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.34)	$(0.13)		$(0.04)	$—
Net asset value, end of period	$15.85		$15.83	$13.70	$12.72		$11.82	$10.11
Total return (%) (r)(t)	0.13	(n)	18.85	10.40	8.73		17.35	1.10	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.11	1.14	1.14		1.18	1.51	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.09	1.10	1.10		1.10	1.10	(a)
Net investment income	0.38	(a)	0.71	0.51	1.15		0.43	0.34	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$643,146		$690,098	$594,867	$461,019		$291,778	$71,154

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class C
Net asset value, beginning of period	$15.81		$13.69	$12.71	$11.81		$10.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.10	$0.07	$0.14		$0.05	$0.03
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	2.44	1.25	0.89		1.70	0.08
Total from investment operations	$0.03		$2.54	$1.32	$1.03		$1.75	$0.11

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.24)	$(0.13)		$(0.05)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.34)	$(0.13)		$(0.05)	$—
Net asset value, end of period	$15.84		$15.81	$13.69	$12.71		$11.81	$10.11
Total return (%) (r)(t)	0.19	(n)	18.82	10.44	8.72		17.32	1.10	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.11	1.14	1.14		1.18	1.51	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.09	1.10	1.10		1.10	1.10	(a)
Net investment income	0.38	(a)	0.71	0.51	1.13		0.43	0.33	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$526,144		$542,939	$448,003	$331,896		$209,448	$40,583

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class I
Net asset value, beginning of period	$16.16		$13.97	$12.94	$11.99		$10.20	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.21	$0.28		$0.17	$0.11
Net realized and unrealized gain (loss) on investments	(0.01)		2.49	1.28	0.90		1.72	0.09
Total from investment operations	$0.10		$2.75	$1.49	$1.18		$1.89	$0.20

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.36)	$(0.23)		$(0.10)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.46)	$(0.23)		$(0.10)	$—
Net asset value, end of period	$16.26		$16.16	$13.97	$12.94		$11.99	$10.20
Total return (%) (r)	0.62	(n)	20.02	11.56	9.81		18.56	2.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.11	0.14	0.14		0.18	0.51	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.09	0.10	0.10		0.10	0.10	(a)
Net investment income	1.38	(a)	1.71	1.52	2.22		1.46	1.34	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$65,761		$61,883	$53,465	$40,853		$24,930	$11,078

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class R
Net asset value, beginning of period	$16.01		$13.85	$12.85	$11.93		$10.18	$9.32

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.14	$0.20		$0.10	$0.02
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	2.47	1.26	0.91		1.73	0.84
Total from investment operations	$0.07		$2.65	$1.40	$1.11		$1.83	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.30)	$(0.19)		$(0.08)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.40)	$(0.19)		$(0.08)	$—
Net asset value, end of period	$16.08		$16.01	$13.85	$12.85		$11.93	$10.18
Total return (%) (r)	0.44	(n)	19.39	10.94	9.28		18.01	9.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.61	0.64	0.64		0.68	1.01	(a)
Expenses after expense reductions (f)(h)	0.56	(a)	0.60	0.60	0.60		0.60	0.60	(a)
Net investment income	0.90	(a)	1.22	1.01	1.62		0.88	0.72	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$18,811		$52,013	$59,768	$48,045		$19,172	$1,193

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R1
Net asset value, beginning of period	$15.64		$13.59	$12.71	$12.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.08	$0.06	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.01)		2.43	1.25	0.01
Total from investment operations	$0.01		$2.51	$1.31	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.33)	$—
From net realized gain on investments	—		(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.43)	$—
Net asset value, end of period	$15.65		$15.64	$13.59	$12.71
Total return (%) (r)	0.06	(n)	18.72	10.37	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.28	1.34	1.34	(a)
Expenses after expense reductions (f)(h)	1.16	(a)	1.19	1.20	1.30	(a)
Net investment income (loss)	0.27	(a)	0.58	0.47	(0.18	)(a)
Portfolio turnover	2		3	0 (u)	0	(u)
Net assets at end of period (000 omitted)	$35,399		$17,596	$5,164	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07		Years ended 5/31
			2007	2006	2005(i)
Class R2	(unaudited)
Net asset value, beginning of period	$15.71		$13.63	$12.72	$12.70

Income (loss) from investment operations
Net investment income (d)	$0.05		$0.14	$0.07	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.01)		2.43	1.28	0.02
Total from investment operations	$0.04		$2.57	$1.35	$0.02

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.34)	$—
From net realized gain on investments	—		(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.44)	$—
Net asset value, end of period	$15.75		$15.71	$13.63	$12.72
Total return (%) (r)	0.25	(n)	19.17	10.65	0.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	(a)	0.98	1.04	1.05	(a)
Expenses after expense reductions (f)(h)	0.81	(a)	0.83	0.85	1.01	(a)
Net investment income	0.62	(a)	0.96	0.56	0.11	(a)
Portfolio turnover	2		3	0 (u)	0	(u)
Net assets at end of period (000 omitted)	$26,522		$17,955	$6,650	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004(i)
Class R3
Net asset value, beginning of period	$15.82		$13.73	$12.76	$11.90		$11.15

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	$0.10	$0.16		$0.05
Net realized and unrealized gain (loss) on investments	(0.01)		2.45	1.28	0.90		0.79
Total from investment operations	$0.05		$2.60	$1.38	$1.06		$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.31)	$(0.20)		$(0.09)
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.51)	$(0.41)	$(0.20)		$(0.09)
Net asset value, end of period	$15.87		$15.82	$13.73	$12.76		$11.90
Total return (%) (r)	0.32	(n)	19.19	10.81	8.91		7.52(n	)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	(a)	0.83	0.89	0.89		0.91	(a)
Expenses after expense reductions (f)(h)	0.71	(a)	0.74	0.77	0.85		0.83	(a)
Net investment income	0.72	(a)	1.02	0.76	1.35		0.78	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0	(u)
Net assets at end of period (000 omitted)	$114,332		$71,128	$20,059	$2,963		$6

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R4
Net asset value, beginning of period	$15.97		$13.84	$12.87	$12.84

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.19	$0.12	$0.01
Net realized and unrealized gain (loss) on investments	(0.01)		2.47	1.30	0.02
Total from investment operations	$0.07		$2.66	$1.42	$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.35)	$—
From net realized gain on investments	—		(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.45)	$—
Net asset value, end of period	$16.04		$15.97	$13.84	$12.87
Total return (%) (r)	0.44	(n)	19.55	11.04	0.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.51	0.54	0.54	(a)
Expenses after expense reductions (f)(h)	0.46	(a)	0.49	0.50	0.50	(a)
Net investment income	0.98	(a)	1.28	0.94	0.60	(a)
Portfolio turnover	2		3	0 (u)	0	(u)
Net assets at end of period (000 omitted)	$94,190		$80,683	$12,724	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R5
Net asset value, beginning of period	$16.06		$13.89	$12.88	$12.84

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.24	$0.14	$0.02
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	2.48	1.33	0.02
Total from investment operations	$0.10		$2.72	$1.47	$0.04

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.36)	$—
From net realized gain on investments	—		(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.46)	$—
Net asset value, end of period	$16.16		$16.06	$13.89	$12.88
Total return (%) (r)	0.62	(n)	19.88	11.45	0.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	(a)	0.21	0.24	0.25	(a)
Expenses after expense reductions (f)(h)	0.16	(a)	0.20	0.20	0.21	(a)
Net investment income	1.27	(a)	1.60	1.06	0.91	(a)
Portfolio turnover	2		3	0 (u)	0	(u)
Net assets at end of period (000 omitted)	$68,275		$49,144	$32,963	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529A
Net asset value, beginning of period	$15.96		$13.81	$12.82	$11.90		$10.16	$9.33

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.13	$0.18		$0.09	$0.06
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	2.47	1.25	0.91		1.72	0.77
Total from investment operations	$0.06		$2.63	$1.38	$1.09		$1.81	$0.83

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.29)	$(0.17)		$(0.07)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.39)	$(0.17)		$(0.07)	$—
Net asset value, end of period	$16.02		$15.96	$13.81	$12.82		$11.90	$10.16
Total return (%) (r)(t)	0.38	(n)	19.32	10.80	9.17		17.79	8.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.71	0.74	0.74		0.78	1.11	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.69	0.70	0.70		0.70	0.70	(a)
Net investment income	0.78	(a)	1.10	0.91	1.48		0.81	0.74	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$52,473		$49,948	$36,241	$26,537		$13,802	$3,510

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529B
Net asset value, beginning of period	$15.72		$13.62	$12.65	$11.77		$10.07	$9.31

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.07	$0.04	$0.11		$0.02	$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	2.42	1.24	0.88		1.70	0.75
Total from investment operations	$0.01		$2.49	$1.28	$0.99		$1.72	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.21)	$(0.11)		$(0.02)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.31)	$(0.11)		$(0.02)	$—
Net asset value, end of period	$15.73		$15.72	$13.62	$12.65		$11.77	$10.07
Total return (%) (r)(t)	0.06	(n)	18.52	10.15	8.39		17.12	8.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.36	1.39	1.39		1.43	1.76	(a)
Expenses after expense reductions (f)(h)	1.31	(a)	1.34	1.35	1.35		1.35	1.35	(a)
Net investment income	0.13	(a)	0.46	0.26	0.90		0.18	0.09	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$34,404		$34,319	$25,755	$19,855		$12,858	$3,623

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529C
Net asset value, beginning of period	$15.71		$13.62	$12.65	$11.76		$10.08	$9.31

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.07	$0.04	$0.11		$0.02	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.01)		2.42	1.25	0.89		1.70	0.77
Total from investment operations	$—		$2.49	$1.29	$1.00		$1.72	$0.77

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.22)	$(0.11)		$(0.04)	$—
From net realized gain on investments	—		(0.22)	(0.10)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.32)	$(0.11)		$(0.04)	$—
Net asset value, end of period	$15.71		$15.71	$13.62	$12.65		$11.76	$10.08
Total return (%) (r)(t)	0.00	(n)	18.50	10.20	8.48		17.05	8.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.36	1.39	1.39		1.43	1.76	(a)
Expenses after expense reductions (f)(h)	1.31	(a)	1.34	1.35	1.35		1.35	1.35	(a)
Net investment income	0.13	(a)	0.45	0.26	0.91		0.14	0.06	(a)
Portfolio turnover	2		3	0 (u)	0	(u)	0 (u)	1
Net assets at end of period (000 omitted)	$21,133		$20,282	$14,713	$10,688		$7,318	$1,760

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 28, 2002, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes To Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class A
Net asset value, beginning of period	$17.28		$14.44	$13.07	$12.12		$9.87	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.04	$0.00 (w)	$0.13		$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)		3.16	1.69	0.96		2.26	(0.11)
Total from investment operations	$(0.18)		$3.20	$1.69	$1.09		$2.25	$(0.13)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.19)	$(0.14)		$—	$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.32)	$(0.14)		$—	$—
Net asset value, end of period	$17.10		$17.28	$14.44	$13.07		$12.12	$9.87
Total return (%) (r)(t)	(1.04	)(n)	22.45	12.94	8.98		22.80	(1.30	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.49	0.51	0.54		0.55	1.09	(a)
Expenses after expense reductions (f)(h)	0.41	(a)	0.45	0.45	0.45		0.45	0.45	(a)
Net investment income (loss)	(0.19	)(a)	0.23	0.02	1.06		(0.07)	(0.24	)(a)
Portfolio turnover	3		3	1	1		0 (u)	9
Net assets at end of period (000 omitted)	$493,661		$513,017	$396,481	$293,814		$172,787	$43,541

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class B
Net asset value, beginning of period	$17.03		$14.25	$12.92	$12.01		$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.06)	$(0.09)	$0.05		$(0.08)	$(0.07)
Net realized and unrealized gain (loss) on investments	(0.15)		3.11	1.67	0.94		2.25	(0.09)
Total from investment operations	$(0.22)		$3.05	$1.58	$0.99		$2.17	$(0.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.12)	$(0.08)		$—	$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.25)	$(0.08)		$—	$—
Net asset value, end of period	$16.81		$17.03	$14.25	$12.92		$12.01	$9.84
Total return (%) (r)(t)	(1.29	)(n)	21.60	12.21	8.20		22.05	(1.60	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06(a	)	1.14	1.16	1.19		1.20	1.74	(a)
Expenses after expense reductions (f)(h)	1.06(a	)	1.10	1.10	1.10		1.10	1.10	(a)
Net investment income (loss)	(0.84	)(a)	(0.41)	(0.65)	0.42		(0.71)	(0.90	)(a)
Portfolio turnover	3		3	1	1		0 (u)	9
Net assets at end of period (000 omitted)	$242,296		$263,272	$220,003	$159,948		$103,720	$26,215

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(c)
Class C
Net asset value, beginning of period	$17.02		$14.24	$12.91	$11.99		$9.83	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.06)	$(0.09)	$0.05		$(0.08)	$(0.07)
Net realized and unrealized gain (loss) on investments	(0.15)		3.11	1.67	0.94		2.24	(0.10)
Total from investment operations	$(0.22)		$3.05	$1.58	$0.99		$2.16	$(0.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.12)	$(0.07)		$—	$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.25)	$(0.07)		$—	$—
Net asset value, end of period	$16.80		$17.02	$14.24	$12.91		$11.99	$9.83
Total return (%) (r)(t)	(1.29	)(n)	21.65	12.20	8.25		21.97	(1.70	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.14	1.16	1.19		1.20	1.74	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.09	1.10	1.10		1.10	1.10	(a)
Net investment income (loss)	(0.84	)(a)	(0.42)	(0.65)	0.42		(0.71)	(0.91	)(a)
Portfolio turnover	3		3	1	1		0 (u)	9
Net assets at end of period (000 omitted)	$203,270		$213,653	$162,999	$121,631		$87,253	$17,460

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004		2003(c)
Class I
Net asset value, beginning of period	$17.45		$14.57	$13.19	$12.22		$9.91		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.09	$0.05	$0.19		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	(0.15)		3.20	1.70	0.95		2.28		(0.10)
Total from investment operations	$(0.14)		$3.29	$1.75	$1.14		$2.31		$(0.09)

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.24)	$(0.17)		$—		$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$(0.41)	$(0.37)	$(0.17)		$—		$—
Net asset value, end of period	$17.31		$17.45	$14.57	$13.19		$12.22		$9.91
Total return (%) (r)	(0.80	)(n)	22.91	13.27	9.34		23.31		(0.90	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.14	0.16	0.19		0.20		0.74	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.10	0.10	0.10		0.10		0.10	(a)
Net investment income	0.15	(a)	0.58	0.34	1.48		0.28		0.12	(a)
Portfolio turnover	3		3	1	1		0	(u)	9
Net assets at end of period (000 omitted)	$63,580		$60,173	$49,636	$37,069		$23,649		$6,058

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004		2003(i)
Class R
Net asset value, beginning of period	$17.23		$14.39	$13.04	$12.11		$9.86		$8.92

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01	$(0.02)	$0.12		$(0.03)		$(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)		3.16	1.68	0.95		2.28		0.96
Total from investment operations	$(0.19)		$3.17	$1.66	$1.07		$2.25		$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.18)	$(0.14)		$—		$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$(0.33)	$(0.31)	$(0.14)		$—		$—
Net asset value, end of period	$17.04		$17.23	$14.39	$13.04		$12.11		$9.86
Total return (%) (r)	(1.10	)(n)	22.31	12.71	8.82		22.82		10.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.64	0.66	0.69		0.70		1.24	(a)
Expenses after expense reductions (f)(h)	0.56	(a)	0.60	0.60	0.60		0.60		0.60	(a)
Net investment income (loss)	(0.30	)(a)	0.09	(0.15)	0.96		(0.27)		(0.55	)(a)
Portfolio turnover	3		3	1	1		0	(u)	9
Net assets at end of period (000 omitted)	$9,535		$28,325	$31,286	$23,713		$6,704		$741
See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R1
Net asset value, beginning of period	$16.86		$14.15	$12.92	$12.93

Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.08)	$(0.11)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.15)		3.10	1.66	0.02
Total from investment operations	$(0.23)		$3.02	$1.55	$(0.01)

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.19)	$—
From net realized gain on investments	—		(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.32)	$—
Net asset value, end of period	$16.63		$16.86	$14.15	$12.92
Total return (%) (r)	(1.36	)(n)	21.58	12.03	(0.08	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.31	1.36	1.39	(a)
Expenses after expense reductions (f)(h)	1.16	(a)	1.19	1.21	1.30	(a)
Net investment loss	(0.96	)(a)	(0.54)	(0.79)	(1.29	)(a)
Portfolio turnover	3		3	1	1
Net assets at end of period (000 omitted)	$22,162		$12,146	$4,093	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R2
Net asset value, beginning of period	$16.94		$14.21	$12.93	$12.93

Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.03)	$(0.08)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.15)		3.11	1.68	0.02
Total from investment operations	$(0.20)		$3.08	$1.60	$—

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.19)	$—
From net realized gain on investments	—		(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.32)	$—
Net asset value, end of period	$16.74		$16.94	$14.21	$12.93
Total return (%) (r)	(1.18	)(n)	21.95	12.42	0.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	(a)	0.99	1.06	1.09	(a)
Expenses after expense reductions (f)(h)	0.81	(a)	0.84	0.86	1.00	(a)
Net investment loss	(0.61	)(a)	(0.18)	(0.59)	(1.00	)(a)
Portfolio turnover	3		3	1	1
Net assets at end of period (000 omitted)	$11,192		$7,598	$1,579	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004(i)
Class R3
Net asset value, beginning of period	$17.06		$14.29	$12.98	$12.09		$11.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.02)	$(0.05)	$0.03		$(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)		3.14	1.67	1.00		0.98
Total from investment operations	$(0.20)		$3.12	$1.62	$1.03		$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.18)	$(0.14)		$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.31)	$(0.14)		$—
Net asset value, end of period	$16.86		$17.06	$14.29	$12.98		$12.09
Total return (%) (r)	(1.17	)(n)	22.12	12.52	8.54		8.63	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	(a)	0.86	0.91	0.94		0.93	(a)
Expenses after expense reductions (f)(h)	0.71	(a)	0.74	0.77	0.85		0.83	(a)
Net investment income (loss)	(0.51	)(a)	(0.13)	(0.38)	0.31		(0.33	)(a)
Portfolio turnover	3		3	1	1		0(u	)
Net assets at end of period (000 omitted)	$72,979		$45,727	$11,483	$1,978		$5

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R4
Net asset value, beginning of period	$17.19		$14.39	$13.07	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	(0.15)		3.16	1.69	0.02
Total from investment operations	$(0.17)		$3.18	$1.67	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.22)	$—
From net realized gain on investments	—		(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.35)	$—
Net asset value, end of period	$17.02		$17.19	$14.39	$13.07
Total return (%) (r)	(0.99	)(n)	22.41	12.82	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.54	0.56	0.59	(a)
Expenses after expense reductions (f)(h)	0.46	(a)	0.49	0.50	0.50	(a)
Net investment income (loss)	(0.25	)(a)	0.14	(0.15)	(0.50	)(a)
Portfolio turnover	3		3	1	1
Net assets at end of period (000 omitted)	$54,763		$45,124	$7,251	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)
Class R5
Net asset value, beginning of period	$17.28		$14.43	$13.07	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.07	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.16)		3.18	1.74	0.01
Total from investment operations	$(0.16)		$3.25	$1.73	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.24)	$—
From net realized gain on investments	—		(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.37)	$—
Net asset value, end of period	$17.12		$17.28	$14.43	$13.07
Total return (%) (r)	(0.93	)(n)	22.81	13.23	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	(a)	0.24	0.26	0.29	(a)
Expenses after expense reductions (f)(h)	0.16	(a)	0.20	0.20	0.20	(a)
Net investment income (loss)	0.05	(a)	0.47	(0.07)	(0.19	)(a)
Portfolio turnover	3		3	1	1
Net assets at end of period (000 omitted)	$93,045		$84,407	$67,013	$50

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007		2006	2005		2004	2003(i)
Class 529A
Net asset value, beginning of period	$17.20		$14.38		$13.03	$12.10		$9.87	$9.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.00	)(w)	$(0.04)	$0.09		$(0.04)	$(0.04)
Net realized and unrealized gain (loss) on investments	(0.16)		3.15		1.69	0.96		2.27	0.78
Total from investment operations	$(0.20)		$3.15		$1.65	$1.05		$2.23	$0.74

Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.17)	$(0.12)		$—	$—
From net realized gain on investments	—		(0.24)		(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.33)		$(0.30)	$(0.12)		$—	$—
Net asset value, end of period	$17.00		$17.20		$14.38	$13.03		$12.10	$9.87
Total return (%) (r)(t)	(1.16	)(n)	22.16		12.66	8.66		22.59	8.11	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.74		0.76	0.79		0.80	1.34	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.70		0.70	0.70		0.70	0.70	(a)
Net investment income (loss)	(0.44	)(a)	(0.02)		(0.25)	0.75		(0.33)	(0.50	)(a)
Portfolio turnover	3		3		1	1		0 (u)	9
Net assets at end of period (000 omitted)	$45,938		$44,563		$31,747	$22,247		$10,690	$2,552

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005		2004	2003(i)
Class 529B
Net asset value, beginning of period	$16.87		$14.12	$12.82	$11.92		$9.79	$9.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.10)	$(0.12)	$0.02		$(0.11)	$(0.08)
Net realized and unrealized gain (loss) on investments	(0.15)		3.09	1.64	0.93		2.24	0.74
Total from investment operations	$(0.24)		$2.99	$1.52	$0.95		$2.13	$0.66

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.09)	$(0.05)		$—	$—
From net realized gain on investments	—		(0.24)	(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.22)	$(0.05)		$—	$—
Net asset value, end of period	$16.63		$16.87	$14.12	$12.82		$11.92	$9.79
Total return (%) (r)(t)	(1.42	)(n)	21.37	11.82	7.98		21.76	7.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.39	1.41	1.44		1.45	1.99	(a)
Expenses after expense reductions (f)(h)	1.31	(a)	1.35	1.35	1.35		1.35	1.35	(a)
Net investment income (loss)	(1.09	)(a)	(0.66)	(0.89)	0.18		(0.96)	(1.16	)(a)
Portfolio turnover	3		3	1	1		0 (u)	9
Net assets at end of period (000 omitted)	$25,774		$26,887	$22,559	$17,698		$12,133	$2,858

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007		2006	2005		2004	2003(i)
Class 529C
Net asset value, beginning of period	$16.88		$14.13		$12.83	$11.94		$9.81	$9.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.10)		$(0.13)	$0.02		$(0.11)	$(0.08)
Net realized and unrealized gain (loss) on investments	(0.16)		3.09		1.66	0.93		2.24	0.76
Total from investment operations	$(0.25)		$2.99		$1.53	$0.95		$2.13	$0.68

Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.10)	$(0.06)		$—	$—
From net realized gain on investments	—		(0.24)		(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.24)		$(0.23)	$(0.06)		$—	$—
Net asset value, end of period	$16.63		$16.88		$14.13	$12.83		$11.94	$9.81
Total return (%) (r)(t)	(1.48	)(n)	21.39		11.94	7.95		21.71	7.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.39		1.41	1.44		1.45	1.99	(a)
Expenses after expense reductions (f)(h)	1.31	(a)	1.34		1.35	1.35		1.35	1.35	(a)
Net investment income (loss)	(1.09	)(a)	(0.69)		(0.90)	0.18		(0.97)	(1.18	)(a)
Portfolio turnover	3		3		1	1		0 (u)	9
Net assets at end of period (000 omitted)	$13,103		$12,982		$8,460	$5,221		$3,087	$807

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 28, 2002, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in each underlying fund’s financial statements which are available upon request.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset

Notes to Financial Statements (unaudited) – continued

value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund’s financial statements.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2007, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

Year ended 5/31/07	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$18,013,011	$46,555,523	$42,043,919	$6,467,288
Long-term capital gain	8,164,897	25,324,556	36,415,656	18,152,758
Total distributions	$26,177,908	$71,880,079	$78,459,575	$24,620,046

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/07	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Cost of investments	$673,936,061	$1,901,765,383	$2,193,568,245	$1,018,394,876
Gross appreciation	$106,100,609	$443,166,326	$616,101,702	$332,655,138
Gross depreciation	(10,773,579)	(20,465,936)	(15,463,269)	—
Net unrealized appreciation (depreciation)	$95,327,030	$422,700,390	$600,638,433	$332,655,138

As of 5/31/07
Undistributed ordinary income	$7,115,926	$13,724,035	$5,429,461	$643,483
Undistributed long-term capital gain	6,940,175	25,529,526	45,804,419	20,394,674
Net unrealized appreciation (depreciation)	89,799,242	417,471,184	609,717,886	349,967,668

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue through September 30, 2008 unless changed or rescinded by each fund’s Board of Trustees. For the six months ended November 30, 2007, each fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of each fund’s expenses.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund.

	Class A	Class 529A
MFS® Conservative Allocation Fund	$66,406	$7,334
MFS® Moderate Allocation Fund	224,345	14,822
MFS® Growth Allocation Fund	280,313	27,483
MFS® Aggressive Growth Allocation Fund	134,338	32,074

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.10%	0.25%	0.35%	0.35%	$523,714
MFS® Moderate Allocation Fund	0.10%	0.25%	0.35%	0.35%	1,559,628
MFS® Growth Allocation Fund	0.10%	0.25%	0.35%	0.35%	1,941,219
MFS® Aggressive Growth Allocation Fund	0.10%	0.25%	0.35%	0.35%	877,073

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$790,696
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,722,009
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,319,750
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,259,917

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$704,625
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,215,565
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,648,221
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,037,665

	CLASS R
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$28,548
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	72,131
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	95,226
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	47,952

	CLASS R1
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.50%	0.25%	0.75%	0.75%	$27,767
MFS® Moderate Allocation Fund	0.50%	0.25%	0.75%	0.75%	76,167
MFS® Growth Allocation Fund	0.50%	0.25%	0.75%	0.75%	94,746
MFS® Aggressive Growth Allocation Fund	0.50%	0.25%	0.75%	0.75%	61,575

	CLASS R2
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$9,256
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	35,240
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	55,144
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	23,182

	CLASS R3
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$66,572
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	211,164
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	221,314
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	144,028

Notes to Financial Statements (unaudited) – continued

	CLASS R4
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$20,783
MFS® Moderate Allocation Fund	—	0.25%	0.25%	0.25%	124,646
MFS® Growth Allocation Fund	—	0.25%	0.25%	0.25%	110,238
MFS® Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	62,719

	CLASS 529A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.35%	$47,719
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.35%	65,806
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.35%	88,562
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.35%	78,480

	CLASS 529B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$22,481
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	117,417
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	169,968
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	131,508

	CLASS 529C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$76,067
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	87,533
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	103,493
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	65,019

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$2,318,228	$7,287,306	$8,847,881	$3,789,118

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2007 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by each fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2007, were as follows:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class A	$16,115	$13,190	$9,435	$4,757
Class B	123,620	442,129	497,448	182,350
Class C	5,938	26,445	32,394	16,892
Class 529B	224	7,926	8,954	4,571
Class 529C	1,326	1,501	443	101

Notes to Financial Statements (unaudited) – continued

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of each fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees each fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2007, were as follows:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class 529A	$34,085	$47,004	$63,259	$56,057
Class 529B	5,620	29,354	42,492	32,877
Class 529C	19,017	21,884	25,873	16,255
Total Program Manager Fees	$58,722	$98,242	$131,624	$105,189

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of each fund. For the six months ended November 30, 2007, these costs amounted to the following:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$136,916	$356,087	$307,632	$110,287

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2007, the shareholder servicing costs on the Statements of Operations reflect this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2007 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
0.0023%	0.0008%	0.0006%	0.0013%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties.

Notes to Financial Statements (unaudited) – continued

For the six months ended November 30, 2007, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Class R1		Class R2		Class R3		Class R4		Class R5
	Annual Effective Rate	Total Amount	Annual Effective Rate	Total Amount	Annual Effective Rate	Total Amount	Annual Effective Rate	Total Amount	Annual Effective Rate	Total Amount
MFS® Conservative Allocation Fund	0.35%	$12,958	0.25%	$4,628	0.15%	$19,972	0.15%	$12,470	0.10%	$8,289
MFS® Moderate Allocation Fund	0.35%	35,567	0.25%	17,620	0.15%	63,349	0.15%	74,788	0.10%	22,070
MFS® Growth Allocation Fund	0.35%	44,215	0.25%	27,572	0.15%	66,394	0.15%	66,143	0.10%	26,483
MFS® Aggressive Growth Allocation Fund	0.35%	28,735	0.25%	11,591	0.15%	43,208	0.15%	37,631	0.10%	43,375

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Total Retirement Plan Administration Services Fees	$58,317	$213,394	$230,807	$164,540

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2007, the fee paid to Tarantino LLC amounted to the following:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$1,824	$5,568	$6,770	$3,270

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$1,808	$5,518	$6,710	$3,241

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Purchases	$168,665,297	$313,508,505	$64,118,111	$42,946,535
Sales	$151,130,115	$309,696,731	$85,398,988	$37,042,347

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS® Conservative Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,870,050	$99,901,045	9,194,856	$111,435,702
Class B	731,628	9,157,039	1,842,067	21,990,522
Class C	1,644,435	20,562,443	2,499,664	29,946,397
Class I	2,532,477	32,404,083	1,237,178	15,077,035
Class R	382,517	4,847,350	416,465	5,020,150
Class R1	528,605	6,518,328	570,506	6,812,555
Class R2	191,305	2,389,833	386,937	4,616,145
Class R3	1,444,817	18,053,387	3,109,827	37,006,393
Class R4	749,671	9,408,748	1,690,941	20,496,993
Class R5	494,962	6,298,426	745,732	9,006,188
Class 529A	395,261	5,008,643	831,352	9,995,456
Class 529B	126,803	1,596,154	155,155	1,861,183
Class 529C	212,625	2,657,294	478,903	5,699,599
	17,305,156	$218,802,773	23,159,583	$278,964,318

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	848,720	$10,210,107
Class B	—	—	424,940	5,082,278
Class C	—	—	285,936	3,414,074
Class I	—	—	78,350	948,039
Class R	—	—	52,860	633,256
Class R1	—	—	7,367	87,004
Class R2	—	—	4,270	50,638
Class R3	—	—	34,389	407,166
Class R4	—	—	24,327	291,396
Class R5	—	—	51,316	616,813
Class 529A	—	—	72,058	863,978
Class 529B	—	—	7,151	85,170
Class 529C	—	—	35,981	425,372
	—	$—	1,927,665	$23,115,291

Shares reacquired
Class A	(8,278,112)	$(105,337,183)	(7,893,152)	$(95,836,356)
Class B	(1,637,841)	(20,528,526)	(3,333,747)	(39,993,620)
Class C	(1,656,880)	(20,753,482)	(2,907,888)	(34,806,138)
Class I	(2,336,931)	(29,917,086)	(904,071)	(11,144,426)
Class R	(1,160,116)	(14,740,368)	(736,027)	(8,904,081)
Class R1	(77,201)	(956,883)	(292,601)	(3,494,939)
Class R2	(65,415)	(814,473)	(189,677)	(2,270,448)
Class R3	(350,496)	(4,360,952)	(1,633,909)	(19,444,431)
Class R4	(324,227)	(4,055,097)	(837,302)	(10,153,791)
Class R5	(292,230)	(3,695,046)	(474,163)	(5,756,131)
Class 529A	(289,799)	(3,659,347)	(343,679)	(4,128,187)
Class 529B	(12,158)	(151,369)	(31,628)	(374,572)
Class 529C	(151,751)	(1,889,759)	(273,367)	(3,239,020)
	(16,633,157)	$(210,859,571)	(19,851,211)	$(239,546,140)

Notes to Financial Statements (unaudited) – continued

	MFS® Conservative Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount

Net change
Class A	(408,062)	$(5,436,138)	2,150,424	$25,809,453
Class B	(906,213)	(11,371,487)	(1,066,740)	(12,920,820)
Class C	(12,445)	(191,039)	(122,288)	(1,445,667)
Class I	195,546	2,486,997	411,457	4,880,648
Class R	(777,599)	(9,893,018)	(266,702)	(3,250,675)
Class R1	451,404	5,561,445	285,272	3,404,620
Class R2	125,890	1,575,360	201,530	2,396,335
Class R3	1,094,321	13,692,435	1,510,307	17,969,128
Class R4	425,444	5,353,651	877,966	10,634,598
Class R5	202,732	2,603,380	322,885	3,866,870
Class 529A	105,462	1,349,296	559,731	6,731,247
Class 529B	114,645	1,444,785	130,678	1,571,781
Class 529C	60,874	767,535	241,517	2,885,951
	671,999	$7,943,202	5,236,037	$62,533,469

	MFS® Moderate Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,666,021	$223,851,313	22,701,531	$305,215,349
Class B	2,087,511	29,373,467	5,816,567	76,738,924
Class C	2,973,681	41,932,476	6,376,491	84,330,862
Class I	3,453,130	49,470,188	1,271,983	17,368,516
Class R	595,732	8,507,104	954,303	12,713,328
Class R1	1,113,102	15,458,592	1,537,096	20,403,589
Class R2	656,133	9,325,482	1,525,621	20,288,137
Class R3	3,456,063	48,739,972	7,206,177	96,317,806
Class R4	3,020,537	42,780,318	9,831,094	131,808,012
Class R5	800,897	11,479,667	1,318,131	17,609,749
Class 529A	391,389	5,598,257	920,430	12,266,698
Class 529B	283,971	4,022,025	451,194	5,922,470
Class 529C	211,285	2,980,239	437,375	5,764,575
	34,709,452	$493,519,100	60,347,993	$806,748,015

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,124,976	$28,474,667
Class B	—	—	1,139,443	15,165,985
Class C	—	—	710,087	9,437,054
Class I	—	—	132,347	1,787,977
Class R	—	—	136,250	1,818,935
Class R1	—	—	24,158	317,430
Class R2	—	—	18,095	241,565
Class R3	—	—	95,074	1,259,729
Class R4	—	—	162,635	2,171,175
Class R5	—	—	107,166	1,433,878
Class 529A	—	—	86,633	1,157,414
Class 529B	—	—	44,440	586,959
Class 529C	—	—	34,816	460,982
	—	$—	4,816,120	$64,313,750

Notes to Financial Statements (unaudited) – continued

	MFS® Moderate Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(17,374,853)	$(248,363,115)	(21,955,030)	$(295,009,669)
Class B	(4,327,559)	(60,951,512)	(8,955,198)	(118,770,608)
Class C	(4,377,218)	(61,576,017)	(7,154,978)	(94,757,823)
Class I	(3,247,265)	(46,511,444)	(1,438,731)	(19,952,725)
Class R	(2,583,518)	(36,798,706)	(2,729,756)	(36,900,490)
Class R1	(260,995)	(3,642,670)	(890,685)	(11,850,785)
Class R2	(164,849)	(2,325,410)	(923,247)	(12,358,277)
Class R3	(820,472)	(11,553,786)	(3,872,346)	(51,714,911)
Class R4	(1,576,968)	(22,298,842)	(6,006,808)	(81,213,421)
Class R5	(412,062)	(5,861,099)	(645,862)	(8,693,706)
Class 529A	(347,098)	(4,966,237)	(684,590)	(9,091,958)
Class 529B	(149,610)	(2,116,951)	(178,982)	(2,380,450)
Class 529C	(184,379)	(2,613,429)	(346,395)	(4,527,495)
	(35,826,846)	$(509,579,218)	(55,782,608)	$(747,222,318)

Net change
Class A	(1,708,832)	$(24,511,802)	2,871,477	$38,680,347
Class B	(2,240,048)	(31,578,045)	(1,999,188)	(26,865,699)
Class C	(1,403,537)	(19,643,541)	(68,400)	(989,907)
Class I	205,865	2,958,744	(34,401)	(796,232)
Class R	(1,987,786)	(28,291,602)	(1,639,203)	(22,368,227)
Class R1	852,107	11,815,922	670,569	8,870,234
Class R2	491,284	7,000,072	620,469	8,171,425
Class R3	2,635,591	37,186,186	3,428,905	45,862,624
Class R4	1,443,569	20,481,476	3,986,921	52,765,766
Class R5	388,835	5,618,568	779,435	10,349,921
Class 529A	44,291	632,020	322,473	4,332,154
Class 529B	134,361	1,905,074	316,652	4,128,979
Class 529C	26,906	366,810	125,796	1,698,062
	(1,117,394)	$(16,060,118)	9,381,505	$123,839,447

	MFS® Growth Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount

Shares sold
Class A	17,522,639	$279,278,261	25,291,668	$374,248,976
Class B	2,209,236	34,587,385	8,378,232	120,940,725
Class C	3,181,202	49,808,445	7,253,919	104,956,838
Class I	4,249,939	68,416,664	1,305,062	19,361,230
Class R	703,054	11,216,646	1,207,609	17,658,843
Class R1	1,309,678	20,244,079	1,569,363	22,925,511
Class R2	639,721	9,922,755	1,606,054	23,479,810
Class R3	3,348,558	52,658,536	6,364,771	93,887,488
Class R4	1,648,708	26,019,529	8,318,098	122,868,859
Class R5	1,543,932	24,993,325	1,334,882	19,597,556
Class 529A	461,778	7,398,380	961,599	14,048,362
Class 529B	233,382	3,699,637	598,241	8,566,817
Class 529C	181,094	2,847,470	374,294	5,389,003
	37,232,921	$591,091,112	64,563,792	$947,930,018

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,176,325	$32,209,633
Class B	—	—	1,160,177	16,985,005
Class C	—	—	731,347	10,692,313
Class I	—	—	151,869	2,259,807
Class R	—	—	136,488	2,017,295
Class R1	—	—	21,991	317,940
Class R2	—	—	27,392	397,457
Class R3	—	—	88,808	1,297,491
Class R4	—	—	116,686	1,718,793
Class R5	—	—	97,695	1,445,890
Class 529A	—	—	92,348	1,360,910
Class 529B	—	—	54,066	787,157
Class 529C	—	—	32,242	468,793
	—	$—	4,887,434	$71,958,484

Shares reacquired
Class A	(20,072,997)	$(320,353,412)	(20,504,994)	$(304,183,040)
Class B	(5,232,225)	(81,971,527)	(9,360,236)	(136,149,112)
Class C	(4,290,061)	(67,162,674)	(6,375,016)	(92,828,583)
Class I	(4,035,968)	(64,962,102)	(1,455,076)	(22,249,301)
Class R	(2,780,873)	(44,206,038)	(2,411,756)	(36,156,951)
Class R1	(173,187)	(2,690,228)	(846,022)	(12,453,029)
Class R2	(98,703)	(1,538,628)	(978,102)	(14,397,944)
Class R3	(640,977)	(10,086,281)	(3,419,494)	(50,391,762)
Class R4	(828,918)	(13,167,887)	(4,301,967)	(64,342,168)
Class R5	(377,933)	(6,012,863)	(746,411)	(10,919,616)
Class 529A	(314,836)	(5,048,717)	(548,484)	(7,983,260)
Class 529B	(228,334)	(3,640,724)	(360,400)	(5,159,249)
Class 529C	(127,126)	(2,003,703)	(196,207)	(2,835,688)
	(39,202,138)	$(622,844,784)	(51,504,165)	$(760,049,703)

Net change
Class A	(2,550,358)	$(41,075,151)	6,962,999	$102,275,569
Class B	(3,022,989)	(47,384,142)	178,173	1,776,618
Class C	(1,108,859)	(17,354,229)	1,610,250	22,820,568
Class I	213,971	3,454,562	1,855	(628,264)
Class R	(2,077,819)	(32,989,392)	(1,067,659)	(16,480,813)
Class R1	1,136,491	17,553,851	745,332	10,790,422
Class R2	541,018	8,384,127	655,344	9,479,323
Class R3	2,707,581	42,572,255	3,034,085	44,793,217
Class R4	819,790	12,851,642	4,132,817	60,245,484
Class R5	1,165,999	18,980,462	686,166	10,123,830
Class 529A	146,942	2,349,663	505,463	7,426,012
Class 529B	5,048	58,913	291,907	4,194,725
Class 529C	53,968	843,767	210,329	3,022,108
	(1,969,217)	$(31,753,672)	17,947,061	$259,838,799

Notes to Financial Statements (unaudited) – continued

	MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,699,425	$165,268,681	12,402,384	$193,390,061
Class B	1,095,380	18,344,851	3,911,761	59,268,222
Class C	1,642,642	27,510,029	3,615,237	55,013,169
Class I	3,991,804	69,296,698	1,248,802	19,573,939
Class R	371,769	6,303,928	613,948	9,375,212
Class R1	714,266	11,808,164	1,050,330	16,225,708
Class R2	285,174	4,770,184	653,892	10,147,607
Class R3	2,106,425	35,612,601	3,816,580	59,605,498
Class R4	1,043,563	17,643,435	4,146,631	64,646,044
Class R5	1,221,734	20,861,326	1,721,621	26,653,548
Class 529A	351,142	5,953,201	764,344	11,809,063
Class 529B	138,000	2,282,719	305,214	4,576,176
Class 529C	97,765	1,625,732	265,293	4,036,224
	22,759,089	$387,281,549	34,516,037	$534,320,471

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	627,796	$9,831,288
Class B	—	—	254,318	3,936,849
Class C	—	—	168,545	2,607,388
Class I	—	—	92,689	1,464,449
Class R	—	—	41,656	650,664
Class R1	—	—	10,252	157,115
Class R2	—	—	5,864	90,195
Class R3	—	—	32,690	506,044
Class R4	—	—	40,714	634,681
Class R5	—	—	115,518	1,806,700
Class 529A	—	—	50,597	789,322
Class 529B	—	—	25,138	385,869
Class 529C	—	—	10,439	160,336
	—	$—	1,476,216	$23,020,900

Shares reacquired
Class A	(10,528,185)	$(179,570,080)	(10,800,797)	$(168,876,217)
Class B	(2,134,618)	(35,690,816)	(4,153,926)	(63,492,134)
Class C	(2,091,382)	(34,934,493)	(2,679,510)	(40,969,649)
Class I	(3,765,822)	(65,281,817)	(1,299,487)	(20,773,015)
Class R	(1,456,422)	(24,834,493)	(1,185,340)	(18,471,046)
Class R1	(101,814)	(1,701,903)	(629,299)	(9,851,072)
Class R2	(64,915)	(1,090,268)	(322,365)	(5,045,056)
Class R3	(458,263)	(7,711,095)	(1,971,905)	(30,895,852)
Class R4	(449,623)	(7,643,932)	(2,066,728)	(32,866,782)
Class R5	(673,644)	(11,504,568)	(1,594,637)	(24,475,257)
Class 529A	(240,461)	(4,178,353)	(431,807)	(6,629,933)
Class 529B	(181,367)	(3,089,351)	(334,183)	(4,999,218)
Class 529C	(79,105)	(1,347,507)	(105,321)	(1,576,693)
	(22,225,621)	$(378,578,676)	(27,575,305)	$(428,921,924)

Notes to Financial Statements (unaudited) – continued

	MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount

Net change
Class A	(828,760)	$(14,301,399)	2,229,383	$34,345,132
Class B	(1,039,238)	(17,345,965)	12,153	(287,063)
Class C	(448,740)	(7,424,464)	1,104,272	16,650,908
Class I	225,982	4,014,881	42,004	265,373
Class R	(1,084,653)	(18,530,565)	(529,736)	(8,445,170)
Class R1	612,452	10,106,261	431,283	6,531,751
Class R2	220,259	3,679,916	337,391	5,192,746
Class R3	1,648,162	27,901,506	1,877,365	29,215,690
Class R4	593,940	9,999,503	2,120,617	32,413,943
Class R5	548,090	9,356,758	242,502	3,984,991
Class 529A	110,681	1,774,848	383,134	5,968,452
Class 529B	(43,367)	(806,632)	(3,831)	(37,173)
Class 529C	18,660	278,225	170,411	2,619,867
	533,468	$8,702,873	8,416,948	$128,419,447

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2007, each fund’s commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of Operations:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Commitment Fee	$1,703	$5,269	$6,352	$3,062
Interest Expense	$2,865	$5,020	$4,609	$3,044

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assume the following to be affiliated issuers:

	MFS® Conservative Allocation Fund
Underlying Funds	Beginning Share / Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Share / Par Amount
MFS Core Growth Fund	—	1,840,031	(i)	(123,376)	1,716,655
MFS Government Securities Fund	7,856,192	610,775		(484,808)	7,982,159
MFS Intermediate Investment Grade Bond Fund	11,279,554	136,138		(11,415,692)	—
MFS Limited Maturity Fund	23,168,217	1,749,205		(600,606)	24,316,816
MFS Money Market Fund	74,076,643	5,204,219		(2,240,907)	77,039,955
MFS Research Bond Fund	3,701,703	12,325,284	(i)	(499,042)	15,527,945
MFS Research Fund	4,212,322	237,482		(275,269)	4,174,535
MFS Research International Fund	1,740,590	147,045		(192,400)	1,695,235
MFS Strategic Growth Fund	1,651,039	916		(1,651,955)	—
MFS Value Fund	3,837,553	294,207		(153,495)	3,978,265

Notes to Financial Statements (unaudited) – continued

MFS® Conservative Allocation Fund – continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$579,310	$—	$—	38,367,236
MFS Government Securities Fund	835,798	—	1,851,162	77,107,651
MFS Intermediate Investment Grade Bond Fund	—	—	465,318	—
MFS Limited Maturity Fund	(307,632)	—	4,056,135	154,168,610
MFS Money Market Fund	—	—	1,873,935	77,039,955
MFS Research Bond Fund	(403,296)	—	3,673,284	154,192,491
MFS Research Fund	1,700,185	—	—	115,091,921
MFS Research International Fund	38,711	—	—	38,363,164
MFS Strategic Growth Fund	(258,649)	—	—	—
MFS Value Fund	797,445	—	815,052	114,932,063
	$2,981,872	$—	$12,734,886	$769,263,091

	MFS® Moderate Allocation Fund
Underlying Funds	Beginning Share / Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Share / Par Amount
MFS Core Growth Fund	—	11,047,236	(i)	(596,809)	10,450,427
MFS Government Securities Fund	23,992,229	1,472,864		(997,742)	24,467,351
MFS High Income Fund	28,764,474	2,462,279		(118,286)	31,108,467
MFS Intermediate Investment Grade Bond Fund	22,982,644	151,115		(23,133,759)	—
MFS Mid Cap Growth Fund	10,922,512	248,251		(210,093)	10,960,670
MFS Mid Cap Value Fund	7,220,102	438,905		(13,657)	7,645,350
MFS Money Market Fund	113,360,723	5,876,181		(3,050,933)	116,185,971
MFS Research Bond Fund	22,610,641	25,601,445	(i)	(1,224,163)	46,987,923
MFS Research Fund	13,112,493	92,267		(539,918)	12,664,842
MFS Research International Fund	10,825,027	144,527		(624,171)	10,345,383
MFS Strategic Growth Fund	10,277,169	—		(10,277,169)	—
MFS Value Fund	11,940,650	262,076		(192,146)	12,010,580

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$2,017,394	$—		$—	$233,567,038
MFS Government Securities Fund	(573,739)	—		5,623,560	236,354,611
MFS High Income Fund	(34,609)	—		5,041,731	114,479,158
MFS Intermediate Investment Grade Bond Fund	—	—		945,722	—
MFS Mid Cap Growth Fund	227,030	—		—	114,100,574
MFS Mid Cap Value Fund	29,536	—		—	112,463,099
MFS Money Market Fund	—	—		2,847,511	116,185,971
MFS Research Bond Fund	(1,016,290)	—		11,500,248	466,590,071
MFS Research Fund	2,763,436	—		—	349,169,702
MFS Research International Fund	44,911	—		—	234,116,013
MFS Strategic Growth Fund	2,921,211	—		—	—
MFS Value Fund	921,883	—		2,498,365	346,985,652
	$7,300,763	$—		$28,457,137	$2,324,011,889

	MFS® Growth Allocation Fund
Underlying Funds	Beginning Share / Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Share / Par Amount
MFS Core Growth Fund	—	19,979,250	(i)	(1,051,824)	18,927,426
MFS Government Securities Fund	14,715,717	800,447		(794,937)	14,721,227
MFS High Income Fund	35,070,793	2,999,464		(307,208)	37,763,049
MFS International New Discovery	4,522,865	41,075		(128,546)	4,435,394
MFS Mid Cap Growth Fund	26,319,288	395,113		(240,016)	26,474,385
MFS Mid Cap Value Fund	17,404,447	998,214		(3,941)	18,398,720
MFS Research Bond Fund	27,726,235	1,657,257		(1,010,990)	28,372,502
MFS Research Fund	10,551,010	8,692		(362,748)	10,196,954
MFS Research International Fund	19,664,222	53,322		(1,015,467)	18,702,077
MFS Strategic Growth Fund	18,597,383	—		(18,597,383)	—
MFS Value Fund	14,406,401	245,318		(124,961)	14,526,758

Notes to Financial Statements (unaudited) – continued

MFS® Growth Allocation Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$3,020,557	$—		$—	$423,027,977
MFS Government Securities Fund	(393,556)	—		3,405,828	142,207,054
MFS High Income Fund	(91,578)	—		6,125,788	138,968,020
MFS International New Discovery	692,303	—		—	137,985,108
MFS Mid Cap Growth Fund	209,723	—		—	275,598,348
MFS Mid Cap Value Fund	7,257	—		—	270,645,170
MFS Research Bond Fund	(819,185)	—		7,420,926	281,738,941
MFS Research Fund	1,561,832	—		—	281,130,017
MFS Research International Fund	3,078,615	—		—	423,228,005
MFS Strategic Growth Fund	50,558	—		—	—
MFS Value Fund	457,814	—		3,024,124	419,678,038
	$7,774,340	$—		$19,976,666	$2,794,206,678

	MFS® Aggressive Growth Allocation Fund
Affiliate	Beginning Share / Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Share / Par Amount
MFS Core Growth Fund	—	12,874,802	(i)	(629,948)	12,244,854
MFS International New Discovery Fund	4,331,616	135,329		(164,449)	4,302,496
MFS Mid Cap Growth Fund	18,845,198	647,493		(125,900)	19,366,791
MFS Mid Cap Value Fund	12,502,265	1,095,451		(1,675)	13,596,041
MFS New Discovery Fund	3,095,578	135,864		(59,172)	3,172,270
MFS Research Fund	5,061,318	19,017		(140,484)	4,939,851
MFS Research International Fund	6,285,623	112,596		(354,305)	6,043,914
MFS Strategic Growth Fund	11,916,218	21,899		(11,938,117)	—
MFS Value Fund	6,898,465	257,586		(105,107)	7,050,944

Affiliate	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$1,599,807	$—		$—	273,672,489
MFS International New Discovery Fund	962,546	—		—	133,850,662
MFS Mid Cap Growth Fund	99,371	—		—	201,608,299
MFS Mid Cap Value Fund	2,093	—		—	199,997,758
MFS New Discovery Fund	140,571	—		—	65,253,589
MFS Research Fund	541,404	—		—	136,191,692
MFS Research International Fund	1,301,724	—		—	136,773,763
MFS Strategic Growth Fund	50,337	—		—	—
MFS Value Fund	339,514	—		1,459,319	203,701,762
	$5,037,367	$—		$1,459,319	$1,351,050,014

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund and the merger of MFS Intermediate Investment Grade Bond Fund into MFS Research Bond Fund on June 22, 2007.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS® Aggressive Growth Allocation Fund

MFS® Conservative Allocation Fund

MFS® Growth Allocation Fund

MFS® Moderate Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the fees and expenses of MFS peer funds, (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS® Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period ended December 31, 2006 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Conservative Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2006 relative to the Lipper performance universe. In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2006, they had met at each of their regular meetings through January 2007 with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance, as well as met with portfolio management personnel at investment review meetings conducted during the course of the year. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2006 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2006 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Moderate Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period ended December 31, 2006 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Each Fund commenced investment operations in 2002; therefore, no performance quintile for the five-year period was available for the Funds. Because of the passage of time, the performance stated above may differ from performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS, noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data: (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by other similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of each Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The funds’ Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

Semiannual report

MFS® Emerging Markets Equity Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

11/30/07

FEM-SEM

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top Ten Holdings
OAO Gazprom, ADR	7.2%
Petroleo Brasileiro S.A., ADR	6.6%
Companhia Vale do Rio Doce, ADR	5.2%
China Mobile Ltd.	3.5%
America Movil S.A.B. de C.V., “L”, ADR	3.3%
Reliance Industries Ltd.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
China Life Insurance	2.1%
POSCO, ADR	2.1%
Sberbank	1.9%

Equity Sectors
Financial Services	22.3%
Utilities & Communications	19.7%
Energy	18.3%
Basic Materials	16.9%
Technology	5.5%
Consumer Staples	3.5%
Special Products & Services	2.9%
Industrial Goods & Services	2.8%
Autos & Housing	2.5%
Retailing	1.5%
Leisure	1.2%
Health Care	1.0%
Transportation	0.5%

Country Weightings
Brazil	18.8%
Russia	13.4%
Mexico	8.9%
China	8.8%
South Africa	8.6%
South Korea	7.2%
India	6.8%
Taiwan	6.6%
Israel	3.0%
Other Countries	17.9%

Percentages are based on net assets as of 11/30/07.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2007 through November 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 through November 30, 2007.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	1.71%	$1,000.00	$1,215.80	$9.47
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62
B	Actual	2.36%	$1,000.00	$1,211.60	$13.05
	Hypothetical (h)	2.36%	$1,000.00	$1,013.20	$11.88
C	Actual	2.36%	$1,000.00	$1,211.90	$13.05
	Hypothetical (h)	2.36%	$1,000.00	$1,013.20	$11.88
I	Actual	1.36%	$1,000.00	$1,218.00	$7.54
	Hypothetical (h)	1.36%	$1,000.00	$1,018.20	$6.86

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 0.4%
Grupo Modelo S.A. de C.V., “C”	690,200	$3,026,319

Automotive - 0.6%
PT Astra International Tbk.	1,374,500	$3,681,782
Tofas Turk Otomobil Fabrikasi AS	195,293	948,825

		$4,630,607
Broadcasting - 0.7%
Grupo Televisa S.A., ADR (l)	205,770	$4,973,461

Brokerage & Asset Managers - 0.6%
Bolsa de Mercadorias & Futuros (a)	312,200	$4,239,110

Business Services - 2.4%
Infosys Technologies Ltd., ADR (l)	176,380	$7,434,417
Lps Brasil Consultoria de Imoveis S.A. (a)	221,300	3,435,876
Satyam Computer Services Ltd.	258,170	2,873,762
Sime Darby Bhd.	940,800	3,198,972

		$16,943,027
Chemicals - 1.9%
Formosa Chemicals & Fibre Corp.	1,081,000	$2,747,567
Israel Chemicals Ltd.	673,190	7,182,296
Makhteshim-Agan Industries Ltd. (a)	442,130	3,771,063

		$13,700,926
Computer Software - 0.5%
Check Point Software Technologies Ltd. (a)	149,800	$3,418,436

Computer Software - Systems - 0.4%
High Tech Computer Corp.	168,640	$3,142,554

Conglomerates - 0.5%
CITIC Pacific Ltd.	648,000	$3,653,588

Construction - 1.9%
Corporacion Moctezuma S.A. de C.V.	920,200	$2,520,380
SARE Holding S.A. de C.V., “B” (a)	3,869,000	5,495,260
Siam Cement Public Co. Ltd.	759,400	5,307,396

		$13,323,036

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Goods & Services - 0.6%
Kimberly-Clark de Mexico S.A. de C.V., “A”	1,062,730	$4,395,845

Electrical Equipment - 0.5%
Bharat Heavy Electricals Ltd.	52,100	$3,551,314

Electronics - 2.9%
MediaTek, Inc.	363,000	$4,746,217
Taiwan Semiconductor Manufacturing Co. Ltd.	8,408,000	15,836,079
United Microelectronics Corp.	8,000	4,799

		$20,587,095
Energy - Independent - 4.4%
CNOOC Ltd.	6,012,000	$11,088,006
Oil & Natural Gas Corp. Ltd.	97,761	2,880,526
Reliance Industries Ltd.	239,503	17,236,056

		$31,204,588
Energy - Integrated - 13.9%
OAO Gazprom, ADR	983,740	$51,843,098
Petroleo Brasileiro S.A., ADR	493,390	47,513,457

		$99,356,555
Engineering - Construction - 0.5%
Murray & Roberts Holdings LTD.	246,550	$3,506,852

Food & Beverages - 1.3%
Coca-Cola Hellenic Bottling Co. S.A.	85,510	$3,629,547
Grupo Continental S.A.	1,429,880	3,035,872
Tiger Brands Ltd.	108,810	2,898,397

		$9,563,816
Forest & Paper Products - 0.8%
Aracruz Celulose S.A., ADR (l)	69,820	$5,349,608

Gaming & Lodging - 0.5%
Resorts World Berhad	3,093,800	$3,503,909

General Merchandise - 1.5%
Lotte Shopping Co., Ltd.	7,615	$3,104,811
Massmart Holdings Ltd.	277,510	2,981,344
Wal-Mart de Mexico S.A.B. de C.V.	1,296,300	4,684,899

		$10,771,054

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.7%
Cathay Financial Holding Co. Ltd.	1,954,708	$4,404,754
China Life Insurance	2,781,000	15,233,918
Sanlam Ltd.	1,895,810	6,523,037

		$26,161,709
Internet - 1.0%
NHN Corp. (a)	12,375	$3,532,766
Universo Online S.A., IPS (a)	562,300	3,942,671

		$7,475,437
Machinery & Tools - 1.8%
Hyundai Heavy Industries Co. Ltd.	15,628	$8,032,311
Larsen & Toubro Infotech Ltd.	48,275	5,030,042

		$13,062,353
Major Banks - 5.3%
Banco Santander Chile, ADR	65,480	$3,149,588
Bank Of China Ltd.	9,515,000	4,981,818
Kookmin Bank	134,364	9,764,057
Malayan Banking Berhad	869,000	2,944,449
Nedbank Group Ltd.	137,954	2,742,838
Standard Bank Group Ltd.	483,830	7,476,402
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	43,920	6,575,702

		$37,634,854
Metals & Mining - 12.1%
China Steel Corp.	2,687,000	$3,539,691
Companhia Vale do Rio Doce, ADR	1,084,190	37,491,290
Grupo Mexico S.A.B. de C.V.	1,259,700	8,818,979
Mining & Metallurgical Co. Norilsk Nickel, ADR	26,380	7,676,580
POSCO, ADR	95,500	15,076,585
Southern Copper Corp. (l)	40,940	4,530,011
Steel Authority of India Ltd.	927,923	6,055,795
Usinas Siderurgicas de Minas Gerais S.A., IPS	74,250	3,755,885

		$86,944,816
Other Banks & Diversified Financials - 11.3%
ABSA Group Ltd.	285,922	$5,364,982
African Bank Investments Ltd.	1,196,760	6,151,998
AMMB Holdings Berhad	2,283,800	2,737,334
Asya Katilim Bankasi A.S. (a)	310,242	2,559,667
Banco Bradesco S.A., ADR	388,300	12,483,845
Banco Macro S.A., ADR (l)	113,350	2,843,952

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Bank Rakyat Indonesia	3,621,500	$3,028,235
Bumiputra-Commerce Holdings Berhad	801,800	2,559,330
CSU Cardsystem S.A. (a)	969,200	3,279,208
FirstRand Ltd.	1,790,100	5,664,040
Grupo Financiero Banorte S.A. de C.V.	784,700	3,403,282
Hana Financial Group, Inc.	74,980	3,542,450
OTP Bank Ltd., GDR	43,330	4,316,795
PT Bank Central Asia Tbk.	3,720,000	2,831,251
Sberbank	3,265,640	13,813,657
Turkiye Garanti Bankasi A.S.	713,360	6,271,158

		$80,851,184
Personal Computers & Peripherals - 0.7%
Innolux Display Corp.	1,281,920	$4,786,688
Innolux Display Corp., GDR (a)(z)	730	5,512

		$4,792,200
Pharmaceuticals - 1.0%
Teva Pharmaceutical Industries Ltd., ADR (l)	157,160	$7,014,051

Precious Metals & Minerals - 0.9%
Impala Platinum Holdings Ltd.	185,110	$6,452,561

Railroad & Shipping - 0.5%
Dp World (a)	2,705,077	$3,516,600

Real Estate - 1.4%
Capitaland Ltd.	704,000	$3,419,149
Hopson Development	980,000	3,058,527
Yanlord Land Group LTD.	1,471,000	3,812,598

		$10,290,274
Specialty Chemicals - 1.2%
Formosa Plastics Corp.	1,198,000	$3,262,029
LG Chemical Ltd.	50,150	5,367,734

		$8,629,763
Telecommunications - Wireless - 13.4%
America Movil S.A.B. de C.V., “L”, ADR	381,270	$23,509,108
China Mobile Ltd.	1,373,000	25,039,273
Egyptian Co. for Mobil Services (MobiNil)	97,600	3,730,136
Mobile TeleSystems OJSC, ADR	101,090	9,168,863
MTN Group Ltd.	587,320	11,893,338

8

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Orascom Telecom Holding (S.A.E.)			406,358	$6,180,867
Philippine Long Distance Telephone Co.			96,340	6,956,561
Vimpel-Communications, ADR			281,020	9,442,272

				$95,920,418
Telephone Services - 2.5%
Chungwha Telecom Co. Ltd.			2,358,700	$4,708,334
PT Telekomunikasi Indonesia Tbk.			5,110,500	5,535,920
Sistema JSFC, GDR			97,130	3,836,635
Telecom Argentina S.A., ADR (a)(l)			141,220	3,793,169

				$17,874,058
Tobacco - 1.2%
ITC Ltd.			710,820	$3,378,749
KT&G Corp.			35,769	2,990,360
PT Hanjaya Mandala Sampoerna Tbk.			1,605,500	2,381,692

				$8,750,801
Utilities - Electric Power - 3.8%
CEZ AS			119,830	$8,855,528
Eletropaulo Metropolitana S.A., IPS			79,150,000	6,170,353
Manila Water Co., Inc.			20,018,000	7,914,236
Tenaga Nasional Berhad (a)			1,570,000	4,338,902

				$27,279,019
Total Common Stocks (Identified Cost, $495,592,662)				$705,491,798

	Strike Price	First Exercise
Warrants - 0.4%
Real Estate - 0.4%
Merrill Lynch International & Co. (Covered Call - Emaar Properties) (Identified Cost, $3,479,656) (a)	0.00001	1/12/2010	926,053	$3,125,429

Collateral for Securities Loaned - 3.7%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			26,723,880	$26,723,880
Total Investments (Identified Cost, $525,796,198) (k)				$735,341,107

Other Assets, Less Liabilities - (2.7)%				(19,461,812)
Net Assets - 100.0%				$715,879,295

(a)	Non-income producing security.

9

Portfolio of Investments (unaudited) – continued

(k)	As of November 30, 2007, the fund had 12 securities that were fair valued, aggregating $52,614,882 and 7.16% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Innolux Display Corp., GDR	11/09/07	$5,588	$5,512
% of Net Assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/07 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $30,992,803 of securities on loan (identified cost, $525,796,198)	$735,341,107
Foreign currency, at value (identified cost, $1,599,418)	1,602,204
Receivable for investments sold	18,097,726
Receivable for fund shares sold	2,938,918
Interest and dividends receivable	933,135
Total assets		$758,913,090
Liabilities
Payable to custodian	$2,118,569
Payable for investments purchased	11,134,869
Payable for fund shares reacquired	1,358,256
Collateral for securities loaned, at value (c)	26,723,880
Payable to affiliates
Management fee	40,103
Shareholder servicing costs	143,260
Distribution and service fees	15,619
Administrative services fee	654
Payable for independent trustees’ compensation	5,119
Accrued expenses and other liabilities	1,493,466
Total liabilities		$43,033,795
Net assets		$715,879,295
Net assets consist of:
Paid-in capital	$396,987,309
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,260,686 deferred country tax)	208,267,607
Accumulated net realized gain (loss) on investments and foreign currency transactions	104,474,984
Undistributed net investment income	6,149,395
Net assets		$715,879,295
Shares of beneficial interest outstanding		14,611,615

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$367,295,361
Shares outstanding	7,477,889
Net asset value per share		$49.12
Offering price per share (100 / 94.25 × net asset value per share)		$52.12
Class B shares:
Net assets	$68,436,573
Shares outstanding	1,459,471
Net asset value and offering price per share		$46.89
Class C shares:
Net assets	$91,238,157
Shares outstanding	1,971,671
Net asset value and offering price per share		$46.27
Class I shares:
Net assets	$188,909,204
Shares outstanding	3,702,584
Net asset value, offering price, and redemption price per share		$51.02

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(c)	Non-cash collateral not included.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/07 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,521,167
Interest	153,624
Foreign taxes withheld	(632,524)
Total investment income		$9,042,267
Expenses
Management fee	$3,381,032
Distribution and service fees	1,315,787
Shareholder servicing costs	409,964
Administrative services fee	57,176
Independent trustees’ compensation	9,552
Custodian fee	438,986
Shareholder communications	29,054
Auditing fees	27,091
Legal fees	5,032
Miscellaneous	62,925
Total expenses		$5,736,599
Fees paid indirectly	(15,585)
Reduction of expenses by investment adviser	(1,546)
Net expenses		$5,719,468
Net investment income		$3,322,799
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $12,458 country tax)	$57,546,846
Foreign currency transactions	(391,945)
Net realized gain (loss) on investments and foreign currency transactions		$57,154,901
Change in unrealized appreciation (depreciation)
Investments (net of $946,532 increase in deferred country tax)	$64,693,569
Translation of assets and liabilities in foreign currencies	(8,526)
Net unrealized gain (loss) on investments and foreign currency translation		$64,685,043
Net realized and unrealized gain (loss) on investments and foreign currency		$121,839,944
Change in net assets from operations		$125,162,743

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/07 (unaudited)	Year ended 5/31/07
From operations
Net investment income	$3,322,799	$6,225,825
Net realized gain (loss) on investments and foreign currency transactions	57,154,901	67,270,334
Net unrealized gain (loss) on investments and foreign currency translation	64,685,043	70,956,868
Change in net assets from operations	$125,162,743	$144,453,027
Distributions declared to shareholders
From net investment income
Class A	$—	$(3,964,072)
Class B	—	(650,298)
Class C	—	(762,587)
Class I	—	(2,257,862)
From net realized gain on investments
Class A	—	(14,267,804)
Class B	—	(3,996,232)
Class C	—	(3,902,289)
Class I	—	(6,899,757)
Total distributions declared to shareholders	$—	$(36,700,901)
Change in net assets from fund share transactions	$12,075,888	$63,208,069
Redemption fees	$—	$15,470
Total change in net assets	$137,238,631	$170,975,665
Net assets
At beginning of period	578,640,664	407,664,999
At end of period (including undistributed net investment income of $6,149,395 and $2,826,596, respectively)	$715,879,295	$578,640,664

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class A			2007	2006		2005	2004	2003

Net asset value, beginning of period	$40.40		$32.38	$25.12		$19.15	$13.67	$15.16
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.44		$0.28	$0.11	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	8.48		10.36	9.12		5.72	5.52	(1.58)
Total from investment operations	$8.72		$10.85	$9.56		$6.00	$5.63	$(1.49)
Less distributions declared to shareholders
From net investment income	$—		$(0.61)	$(0.17)		$(0.03)	$(0.15)	$—
From net realized gain on investments	—		(2.22)	(2.13)		—	—	—
Total distributions declared to shareholders	$—		$(2.83)	$(2.30)		$(0.03)	$(0.15)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$(0.00	)(w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$49.12		$40.40	$32.38		$25.12	$19.15	$13.67
Total return (%) (r)(s)(t)	21.58	(n)	34.65	38.79		31.32	41.34	(9.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.81	1.78		1.88	2.20	2.49
Expenses after expense reductions (f)	1.71	(a)	1.80	1.78		1.88	2.10	2.29
Net investment income	1.07	(a)	1.37	1.41		1.25	0.62	0.68
Portfolio turnover	57		91	58		73	116	214
Net assets at end of period (000 omitted)	$367,295		$285,924	$192,718		$77,352	$48,806	$27,180

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class B			2007	2006	2005		2004	2003

Net asset value, beginning of period	$38.70		$31.10	$24.22	$18.57		$13.28	$14.79
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.27	$0.22	$0.12		$0.01	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	8.09		9.91	8.81	5.53		5.36	(1.52)
Total from investment operations	$8.19		$10.18	$9.03	$5.65		$5.37	$(1.51)
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.02)	$—		$(0.08)	$—
From net realized gain on investments	—		(2.22)	(2.13)	—		—	—
Total distributions declared to shareholders	$—		$(2.58)	$(2.15)	$—		$(0.08)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)	$0.00 (w)	$—
Net asset value, end of period	$46.89		$38.70	$31.10	$24.22		$18.57	$13.28
Total return (%) (r)(s)(t)	21.16	(n)	33.77	37.96	30.43		40.64	(10.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.36	(a)	2.45	2.43	2.53		2.73	2.99
Expenses after expense reductions (f)	2.36	(a)	2.45	2.43	2.53		2.63	2.79
Net investment income	0.44	(a)	0.78	0.74	0.56		0.08	0.10
Portfolio turnover	57		91	58	73		116	214
Net assets at end of period (000 omitted)	$68,437		$63,450	$65,700	$36,289		$31,053	$21,568

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class C			2007	2006	2005		2004	2003

Net asset value, beginning of period	$38.18		$30.77	$24.05	$18.44		$13.19	$14.69
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.25	$0.25	$0.13		$0.01	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	8.00		9.81	8.69	5.48		5.33	(1.51)
Total from investment operations	$8.09		$10.06	$8.94	$5.61		$5.34	$(1.50)
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.09)	$—		$(0.09)	$—
From net realized gain on investments	—		(2.22)	(2.13)	—		—	—
Total distributions declared to shareholders	$—		$(2.65)	$(2.22)	$—		$(0.09)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)	$0.00 (w)	$—
Net asset value, end of period	$46.27		$38.18	$30.77	$24.05		$18.44	$13.19
Total return (%) (r)(s)(t)	21.19	(n)	33.78	37.89	30.42		40.73	(10.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.36	(a)	2.45	2.44	2.53		2.73	2.99
Expenses after expense reductions (f)	2.36	(a)	2.45	2.44	2.53		2.63	2.79
Net investment income	0.42	(a)	0.73	0.82	0.59		0.08	0.08
Portfolio turnover	57		91	58	73		116	214
Net assets at end of period (000 omitted)	$91,238		$71,895	$52,604	$11,022		$7,013	$3,063

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$41.89		$33.46	$25.87	$19.72	$14.05	$15.50
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.64	$0.56	$0.37	$0.20	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	8.80		10.73	9.40	5.88	5.68	(1.70)
Total from investment operations	$9.13		$11.37	$9.96	$6.25	$5.88	$(1.45)
Less distributions declared to shareholders
From net investment income	$—		$(0.72)	$(0.24)	$(0.10)	$(0.21)	$—
From net realized gain on investments	—		(2.22)	(2.13)	—	—	—
Total distributions declared to shareholders	$—		$(2.94)	$(2.37)	$(0.10)	$(0.21)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$51.02		$41.89	$33.46	$25.87	$19.72	$14.05
Total return (%) (r)(s)	21.80	(n)	35.14	39.25	31.74	42.04	(9.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.46	1.43	1.53	1.73	1.99
Expenses after expense reductions (f)	1.36	(a)	1.45	1.43	1.53	1.63	1.79
Net investment income	1.43	(a)	1.72	1.76	1.60	1.08	1.93
Portfolio turnover	57		91	58	73	116	214
Net assets at end of period (000 omitted)	$188,909		$157,372	$96,643	$41,523	$18,821	$12,317

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

19

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

20

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”) as lending agent may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At November 30, 2007, the value of securities loaned was $30,992,803. These loans were collateralized by cash of $26,723,880 and U.S. Treasury obligations of $4,958,565.

21

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Short Term Fees – The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

22

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

5/31/07
Ordinary income (including any short-term capital gains)	$17,449,277
Long-term capital gain	19,251,624
Total distributions	$36,700,901

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/07
Cost of investments	$527,434,339
Gross appreciation	219,039,478
Gross depreciation	(11,132,710)
Net unrealized appreciation (depreciation)	$207,906,768

As of 5/31/07
Undistributed ordinary income	$16,291,429
Undistributed long-term capital gain	35,677,496
Other temporary differences	(506,349)
Net unrealized appreciation (depreciation)	142,266,667

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are

23

Notes to Financial Statements (unaudited) – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,494 for the six months ended November 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$574,479
Class B	0.75%	0.25%	1.00%	1.00%	334,229
Class C	0.75%	0.25%	1.00%	1.00%	407,079
Total Distribution and Service Fees					$1,315,787

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2007 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase.

24

Notes to Financial Statements (unaudited) – continued

Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2007, were as follows:

Amount
Class A	$262
Class B	$28,610
Class C	$6,307

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2007, the fee was $132,522, which equated to 0.0407% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $173,379. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2007, these costs for the fund amounted to $104,063 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 0.0176% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional

25

Notes to Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $119. This amount is included in independent trustees’ compensation for the six months ended November 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $4,083 at November 30, 2007, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2007, the fee paid to Tarantino LLC was $1,559. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,546, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $381,633,982 and $370,217,382, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,226,910	$101,588,749	3,482,504	$123,277,304
Class B	177,215	7,704,082	386,647	13,193,073
Class C	336,010	14,400,411	666,319	22,383,855
Class I	703,719	34,708,705	1,295,086	47,127,634
	3,443,854	$158,401,947	5,830,556	$205,981,866

26

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	423,872	$15,161,886
Class B	—	—	122,776	4,219,821
Class C	—	—	91,956	3,118,230
Class I	—	—	216,965	8,036,372
	—	$—	855,569	$30,536,309

Shares reacquired
Class A	(1,826,028)	$(83,159,373)	(2,780,876)	$(98,206,430)
Class B	(357,348)	(15,401,018)	(982,685)	(33,174,643)
Class C	(247,171)	(10,295,073)	(584,998)	(19,273,163)
Class I	(757,798)	(37,470,595)	(643,292)	(22,655,870)
	(3,188,345)	$(146,326,059)	(4,991,851)	$(173,310,106)

Net change
Class A	400,882	$18,429,376	1,125,500	$40,232,760
Class B	(180,133)	(7,696,936)	(473,262)	(15,761,749)
Class C	88,839	4,105,338	173,277	6,228,922
Class I	(54,079)	(2,761,890)	868,759	32,508,136
	255,509	$12,075,888	1,694,274	$63,208,069

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 20% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2007, the fund’s commitment fee and interest expense were $1,301 and $5,905, respectively, and are included in miscellaneous expense on the Statement of Operations.

27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including

28

institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

29

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that, according to the Lipper data (which takes into account the breakpoint described below), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

30

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

31

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

32

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and

literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. ET

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. ET

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. ET

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

Semiannual report

MFS® International Growth Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

11/30/07

FGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management

January 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Roche Holding AG	2.7%
Nestle S.A.	2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	2.5%
TOTAL S.A.	2.5%
BHP Billiton PLC	2.3%
UBS AG	2.1%
Telefonica S.A.	2.1%
Reckitt Benckiser Group PLC	2.1%
WPP Group PLC	2.0%
Housing Development Finance Corp. Ltd.	2.0%

Equity sectors
Financial Services	18.4%
Technology	13.9%
Consumer Staples	10.7%
Health Care	10.0%
Basic Materials	8.9%
Retailing	7.2%
Utilities & Communications	6.8%
Energy	6.3%
Leisure	4.1%
Industrial Goods & Services	4.0%
Special Products & Services	3.9%
Autos & Housing	3.1%

Country weightings
Japan	15.2%
United Kingdom	15.0%
Switzerland	11.7%
France	11.3%
Germany	6.7%
Brazil	2.9%
Austria	2.9%
India	2.8%
Mexico	2.6%
Other Countries	28.9%

Percentages are based on net assets as of 11/30/07.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2007 through November 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 through November 30, 2007.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	1.43%	$1,000.00	$1,066.10	$7.39
	Hypothetical (h)	1.43%	$1,000.00	$1,017.85	$7.21
B	Actual	2.08%	$1,000.00	$1,062.80	$10.73
	Hypothetical (h)	2.08%	$1,000.00	$1,014.60	$10.48
C	Actual	2.08%	$1,000.00	$1,062.60	$10.73
	Hypothetical (h)	2.08%	$1,000.00	$1,014.60	$10.48
I	Actual	1.08%	$1,000.00	$1,068.00	$5.58
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
W	Actual	1.18%	$1,000.00	$1,067.20	$6.10
	Hypothetical (h)	1.18%	$1,000.00	$1,019.10	$5.96

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.3%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.1%
Pernod Ricard S.A. (l)	62,596	$13,866,490

Apparel Manufacturers - 4.6%
Adidas AG	105,750	$7,037,896
Billabong International Ltd. (l)	540,367	7,162,603
Li & Fung Ltd.	3,143,200	12,549,660
LVMH Moet Hennessy Louis Vuitton S.A. (l)	260,130	31,578,536

		$58,328,695
Automotive - 2.3%
Continental AG	66,586	$8,665,050
Toyota Industries Corp.	342,100	14,361,026
Yamaha Motor Co.	233,200	6,335,873

		$29,361,949
Biotechnology - 0.5%
Actelion Ltd. (a)(l)	144,975	$6,427,810

Broadcasting - 3.4%
Grupo Televisa S.A., ADR	401,170	$9,696,279
Societe Television Francaise 1 (l)	293,618	8,122,356
WPP Group PLC	2,010,290	25,387,461

		$43,206,096
Brokerage & Asset Managers - 3.8%
Bolsa de Mercadorias & Futuros (a)	573,400	$7,785,732
Daiwa Securities Group, Inc.	1,309,000	13,186,729
ICAP PLC	515,700	7,313,472
Julius Baer Holding Ltd.	229,193	19,391,539

		$47,677,472
Business Services - 2.3%
Accenture Ltd., “A”	285,610	$9,870,682
Capita Group PLC	404,006	6,165,722
Experian Group Ltd.	587,345	5,134,219
Intertek Group PLC	433,740	8,073,656

		$29,244,279

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.4%
Makhteshim-Agan Industries Ltd. (a)	1,009,110	$8,607,010
Wacker Chemie AG	31,610	8,802,570

		$17,409,580
Computer Software - 1.2%
SAP AG	181,500	$9,281,904
Trend Micro, Inc.	151,500	6,092,438

		$15,374,342
Computer Software - Systems - 1.7%
Fujitsu Ltd.	1,535,000	$10,730,017
HCL Technologies Ltd.	1,263,820	10,278,006

		$21,008,023
Conglomerates - 1.6%
Siemens AG	85,300	$12,949,383
Smiths Group PLC	316,556	6,953,669

		$19,903,052
Construction - 0.8%
Wienerberger AG	174,896	$9,891,326

Consumer Goods & Services - 6.4%
AmorePacific Corp.	6,501	$5,377,802
Kao Corp.	423,000	12,786,469
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,427,660	10,041,700
Kose Corp. (l)	259,900	6,664,332
L’Oreal S.A.	70,920	9,853,936
Reckitt Benckiser Group PLC	444,910	26,446,134
Uni-Charm Corp. (l)	143,800	9,305,509

		$80,475,882
Electrical Equipment - 2.6%
Keyence Corp.	34,400	$8,001,987
OMRON Corp.	363,300	9,501,577
Schneider Electric S.A. (l)	112,150	15,656,480

		$33,160,044
Electronics - 8.5%
ARM Holdings PLC	2,094,300	$5,707,514
Canon, Inc.	210,900	11,101,566
Hirose Electric Co. Ltd. (l)	125,400	14,131,923
Nippon Electric Glass Co. Ltd.	421,000	7,064,372

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Royal Philips Electronics N.V.	447,420	$18,768,480
Samsung Electronics Co. Ltd.	26,920	16,578,261
SUMCO Corp. NPV	307,200	9,576,723
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,195,293	11,857,307
USHIO, Inc. (l)	335,800	7,278,282
Venture Corp. Ltd.	653,100	5,722,907

		$107,787,335
Energy - Independent - 1.0%
INPEX Holdings, Inc.	1,230	$12,744,041

Energy - Integrated - 4.6%
OAO Gazprom, ADR	280,180	$14,765,486
Petroleo Brasileiro S.A., ADR	129,770	12,496,851
TOTAL S.A. (l)	384,800	31,106,248

		$58,368,585
Food & Beverages - 3.2%
Groupe Danone (l)	96,070	$8,473,336
Nestle S.A.	68,004	32,646,249

		$41,119,585
Food & Drug Stores - 1.6%
Dairy Farm International Holdings Ltd.	1,698,300	$7,812,180
Tesco PLC	1,329,199	13,095,368

		$20,907,548
Gaming & Lodging - 0.7%
IG Group Holdings PLC	1,028,040	$8,648,196

General Merchandise - 0.5%
Massmart Holdings Ltd.	644,910	$6,928,393

Machinery & Tools - 1.4%
Bucyrus International, Inc., “A” (l)	131,670	$11,548,776
Fanuc Ltd.	58,100	6,077,251

		$17,626,027
Major Banks - 7.2%
Erste Bank der Oesterreichischen Sparkassen AG (l)	244,120	$17,740,266
HSBC Holdings PLC	739,891	12,631,009
Raiffeisen International Bank Holding AG	54,425	8,854,120
Societe Generale (l)	71,505	11,049,830

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	436,930	$17,200,695
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	61,480	9,204,786
UniCredito Italiano S.p.A.	1,669,450	14,226,011

		$90,906,717
Medical Equipment - 0.7%
Synthes, Inc.	69,150	$8,650,628

Metals & Mining - 4.3%
Anglo American PLC	261,981	$17,706,370
BHP Billiton PLC	880,600	29,106,283
Companhia Vale do Rio Doce, ADR	220,800	7,635,264

		$54,447,917
Network & Telecom - 2.5%
Ericsson, Inc., “B”	2,184,430	$5,332,839
NICE Systems Ltd., ADR (a)(l)	187,470	6,107,773
Nokia Oyj	326,540	13,033,440
Research In Motion Ltd. (a)	66,870	7,611,143

		$32,085,195
Oil Services - 0.7%
Acergy S.A. (l)	415,830	$8,890,868

Other Banks & Diversified Financials - 7.4%
ABSA Group Ltd.	704,940	$13,227,351
Aeon Credit Service Co. Ltd.	628,600	10,443,405
Akbank T.A.S.	1,079,606	7,814,725
Bank of Cyprus Public Co. Ltd.	518,370	10,166,751
Housing Development Finance Corp. Ltd.	354,720	24,898,882
UBS AG	530,583	26,831,710

		$93,382,824
Pharmaceuticals - 8.8%
Astellas Pharma, Inc.	251,300	$11,168,386
Bayer AG (l)	148,270	12,226,655
Hisamitsu Pharmaceutical Co., Inc.	210,400	6,341,055
Novartis AG	353,320	20,100,912
Novo Nordisk A/S, “B”	116,100	14,742,640
Roche Holding AG	179,250	34,151,154
Teva Pharmaceutical Industries Ltd., ADR	280,090	12,500,417

		$111,231,219

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 3.2%
L’Air Liquide S.A.	95,783	$13,907,134
Linde AG	101,840	13,328,785
Symrise AG (a)	440,152	12,781,501

		$40,017,420
Specialty Stores - 0.5%
KappAhl Holding AB (a)	533,130	$6,340,777

Telecommunications - Wireless - 2.0%
America Movil S.A.B. de C.V., “L”, ADR	209,100	$12,893,106
Orascom Telecom Holding SAE, GDR	165,170	12,883,260

		$25,776,366

Telephone Services - 3.9%
Sistema JSFC, GDR	292,880	$11,568,760
Telefonica S.A.	792,840	26,585,704
Telenor A.S.A.	480,920	11,171,977

		$49,326,441
Utilities - Electric Power - 0.9%
CEZ AS	163,070	$12,050,997
Total Common Stocks (Identified Cost, $1,033,200,380)		$1,232,572,119

9

Portfolio of Investments (unaudited) – continued

Short-Term Obligations - 1.8%
Issuer	Shares/Par	Value ($)

General Electric Capital Corp., 4.6%, due 12/03/07, at Amortized Cost and Value	$22,697,000	$22,691,200

Collateral for Securities Loaned - 8.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	102,633,052	$102,633,052
Total Investments (Identified Cost, $1,158,524,632) (k)		$1,357,896,371

Other Assets, Less Liabilities - (7.2)%		(91,588,030)
Net Assets - 100.0%		$1,266,308,341

(a)	Non-income producing security.
(k)	As of November 30, 2007, the fund had 20 securities that were fair valued, aggregating $197,873,889 and 14.57% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/07 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $98,060,757 of securities on loan (identified cost, $1,158,524,632)	$1,357,896,371
Cash	17,416
Foreign currency, at value (identified cost, $23,381)	23,190
Receivable for investments sold	33,030,024
Receivable for fund shares sold	1,242,608
Interest and dividends receivable	1,797,998
Total assets		$1,394,007,607
Liabilities
Payable for investments purchased	$23,892,066
Payable for fund shares reacquired	700,241
Collateral for securities loaned, at value (c)	102,633,052
Payable to affiliates
Management fee	60,728
Shareholder servicing costs	113,385
Distribution and service fees	14,399
Administrative services fee	1,110
Payable for independent trustees’ compensation	8,236
Accrued expenses and other liabilities	276,049
Total liabilities		$127,699,266
Net assets		$1,266,308,341
Net assets consist of:
Paid-in capital	$938,322,918
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $56,176 deferred country tax)	199,317,854
Accumulated net realized gain (loss) on investments and foreign currency transactions	116,592,972
Undistributed net investment income	12,074,597
Net assets		$1,266,308,341
Shares of beneficial interest outstanding		40,422,039

11

Statement of Assets and Liabilities – continued

Class A shares:
Net assets	$332,627,512
Shares outstanding	11,153,909
Net asset value per share		$29.82
Offering price per share (100 / 94.25 x net asset value per share)		$31.64
Class B shares:
Net assets	$44,427,085
Shares outstanding	1,571,010
Net asset value and offering price per share		$28.28
Class C shares:
Net assets	$43,867,512
Shares outstanding	1,565,549
Net asset value and offering price per share		$28.02
Class I shares
Net assets	$842,405,209
Shares outstanding	26,031,736
Net asset value, offering price, and redemption price per share		$32.36
Class W shares
Net assets	$2,981,023
Shares outstanding	99,835
Net asset value, offering price, and redemption price per share		$29.86

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(c) Non-cash collateral not included.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/07 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,520,207
Interest	859,563
Foreign taxes withheld	(501,182)
Total investment income		$11,878,588
Expenses
Management fee	$5,168,761
Distribution and service fees	989,401
Shareholder servicing costs	542,728
Administrative services fee	97,901
Independent trustees’ compensation	10,054
Custodian fee	370,083
Shareholder communications	24,215
Auditing fees	29,827
Legal fees	8,593
Miscellaneous	74,721
Total expenses		$7,316,284
Fees paid indirectly	(3,186)
Reduction of expenses by investment adviser	(2,790)
Net expenses		$7,310,308
Net investment income		$4,568,280
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$56,266,555
Foreign currency transactions	113,737
Net realized gain (loss) on investments and foreign currency transactions		$56,380,292
Change in unrealized appreciation (depreciation)
Investments (net of $13,381 decrease in deferred country tax)	$16,482,211
Translation of assets and liabilities in foreign currencies	38,139
Net unrealized gain (loss) on investments and foreign currency translation		$16,520,350
Net realized and unrealized gain (loss) on investments and foreign currency		$72,900,642
Change in net assets from operations		$77,468,922

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/07 (unaudited)	Year ended 5/31/07
From operations
Net investment income	$4,568,280	$8,495,181
Net realized gain (loss) on investments and foreign currency transactions	56,380,292	77,946,928
Net unrealized gain (loss) on investments and foreign currency translation	16,520,350	130,192,413
Change in net assets from operations	$77,468,922	$216,634,522
Distributions declared to shareholders
From net investment income
Class A	$—	$(2,161,718)
Class B	—	(96,723)
Class C	—	(107,815)
Class I	—	(5,571,537)
Class W	—	(1,388)
From net realized gain on investments
Class A	—	(18,519,572)
Class B	—	(3,914,566)
Class C	—	(2,773,927)
Class I	—	(35,254,628)
Class W	—	(9,213)
Total distributions declared to shareholders	$—	$(68,411,087)
Change in net assets from fund share transactions	$90,363,387	$301,192,485
Total change in net assets	$167,832,309	$449,415,920
Net assets
At beginning of period	1,098,476,032	649,060,112
At end of period (including undistributed net investment income of $12,074,597 and $7,506,317, respectively)	$1,266,308,341	$1,098,476,032

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class A			2007	2006		2005	2004	2003

Net asset value, beginning of period	$27.97		$23.85	$18.90		$17.07	$13.02	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.20	$0.27		$0.08	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.76		6.07	5.10		1.75	4.00	(1.20)
Total from investment operations	$1.85		$6.27	$5.37		$1.83	$4.05	$(1.20)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.00	)(w)	$—	$—	$—
From net realized gain on investments	—		(1.92)	(0.42)		—	—	—
Total distributions declared to shareholders	$—		$(2.15)	$(0.42)		$—	$—	$—
Net asset value, end of period	$29.82		$27.97	$23.85		$18.90	$17.07	$13.02
Total return (%) (r)(s)(t)	6.61	(n)	27.35	28.68		10.72	31.21	(8.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.50	1.63		1.72	2.05	2.23
Expenses after expense reductions (f)	1.43	(a)	1.50	1.60		1.65	1.92	2.16
Net investment income (loss)	0.61	(a)	0.80	1.24		0.43	0.30	(0.03)
Portfolio turnover	28		67	90		75	102	87
Net assets at end of period (000 omitted)	$332,628		$295,921	$206,522		$110,876	$56,503	$42,544

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$26.61		$22.77	$18.17	$16.52	$12.66	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$0.09	$(0.07)	$(0.05)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.67		5.80	4.93	1.72	3.91	(1.18)
Total from investment operations	$1.67		$5.81	$5.02	$1.65	$3.86	$(1.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$—	$—	$—	$—
From net realized gain on investments	—		(1.92)	(0.42)	—	—	—
Total distributions declared to shareholders	$—		$(1.97)	$(0.42)	$—	$—	$—
Net asset value, end of period	$28.28		$26.61	$22.77	$18.17	$16.52	$12.66
Total return (%) (r)(s)(t)	6.28	(n)	26.52	27.87	9.99	30.49	(8.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.15	2.28	2.37	2.60	2.73
Expenses after expense reductions (f)	2.08	(a)	2.15	2.25	2.30	2.47	2.66
Net investment income (loss)	(0.01	)(a)	0.06	0.43	(0.37)	(0.31)	(0.55)
Portfolio turnover	28		67	90	75	102	87
Net assets at end of period (000 omitted)	$44,427		$50,259	$52,531	$46,211	$39,093	$29,341

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$26.37		$22.60	$18.04	$16.40	$12.57		$13.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.03	$0.12	$(0.05)	$0.00	(w)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		5.74	4.86	1.69	3.83		(1.18)
Total from investment operations	$1.65		$5.77	$4.98	$1.64	$3.83		$(1.24)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$—	$—		$—
From net realized gain on investments	—		(1.92)	(0.42)	—	—		—
Total distributions declared to shareholders	$—		$(2.00)	$(0.42)	$—	$—		$—
Net asset value, end of period	$28.02		$26.37	$22.60	$18.04	$16.40		$12.57
Total return (%) (r)(s)(t)	6.26	(n)	26.54	27.85	10.00	30.47		(8.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.15	2.28	2.37	2.56		2.73
Expenses after expense reductions (f)	2.08	(a)	2.15	2.25	2.30	2.43		2.66
Net investment income (loss)	(0.04	)(a)	0.12	0.57	(0.27)	0.03		(0.54)
Portfolio turnover	28		67	90	75	102		87
Net assets at end of period (000 omitted)	$43,868		$40,611	$32,965	$19,356	$9,916		$3,685

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$30.30		$25.67	$20.27	$18.24	$13.75		$14.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.46	$0.27	$0.47		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		6.52	5.40	1.76	4.02		(1.01)
Total from investment operations	$2.06		$6.86	$5.86	$2.03	$4.49		$(1.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.04)	$—	$—		$—
From net realized gain on investments	—		(1.92)	(0.42)	—	—		—
Total distributions declared to shareholders	$—		$(2.23)	$(0.46)	$—	$—		$—
Net asset value, end of period	$32.36		$30.30	$25.67	$20.27	$18.24		$13.75
Total return (%) (r)(s)	6.80	(n)	27.76	29.16	11.13	32.65		(7.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.14	1.28	1.39	1.31	(k)	1.80 (k)
Expenses after expense reductions (f)	1.08	(a)	1.14	1.25	1.32	1.18	(k)	1.73 (k)
Net investment income (loss)	0.95	(a)	1.25	1.93	1.42	2.81		(0.54)
Portfolio turnover	28		67	90	75	102		87
Net assets at end of period (000 omitted)	$842,405		$710,686	$356,948	$92,403	$7		$0 (l)

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class W			2007	2006(i)

Net asset value, beginning of period	$27.98		$23.86	$25.12
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.52	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.78		5.81	(1.37	)(g)
Total from investment operations	$1.88		$6.33	$(1.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$—
From net realized gain on investments	—		(1.92)	—
Total distributions declared to shareholders	$—		$(2.21)	$—
Net asset value, end of period	$29.86		$27.98	$23.86
Total return (%) (r)(s)	6.72	(n)	27.66	(5.02	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.23	1.38	(a)
Expenses after expense reductions (f)	1.18	(a)	1.23	1.35	(a)
Net investment income	0.73	(a)	2.15	5.01	(a)
Portfolio turnover	28		67	90
Net assets at end of period (000 omitted)	$2,981		$999	$95

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W) through the stated period end.
(k)	Expense ratio is not in correlation with the contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.
(l)	Net assets were less than $500.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

20

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

21

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At November 30, 2007, the value of securities loaned was $98,060,757. These loans were collateralized by cash of $102,633,052 and U.S. Treasury obligations of $4,112.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising

22

Notes to Financial Statements (unaudited) – continued

out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in

23

Notes to Financial Statements (unaudited) – continued

excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, foreign taxes, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

5/31/07
Ordinary income (including any short-term capital gains)	$38,455,920
Long-term capital gain	29,955,167
Total distributions	$68,411,087

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/07
Cost of investments	$1,160,427,088
Gross appreciation	222,135,338
Gross depreciation	(24,666,055)
Net unrealized appreciation (depreciation)	$197,469,283

As of 5/31/07
Undistributed ordinary income	$38,929,302
Undistributed long-term capital gain	30,832,209
Other temporary differences	(245,463)
Net unrealized appreciation (depreciation)	$181,000,453

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

24

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

The investment advisor has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W
1.80%	2.45%	2.45%	1.45%	1.55%

This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. Prior to October 1, 2007, the investment adviser had agreed in writing to further reduce the expense limit by paying a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses did not exceed 0.40% annually of the fund’s average daily net assets. For the six months ended November 30, 2007, the fund’s actual operating expenses did not exceed these limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $53,942 for the six months ended November 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

25

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$543,576
Class B	0.75%	0.25%	1.00%	1.00%	236,899
Class C	0.75%	0.25%	1.00%	1.00%	207,980
Class W	0.10%	—	0.10%	0.10%	946
Total Distribution and Service Fees					$989,401

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2007 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2007, were as follows:

Amount
Class A	$474
Class B	$17,687
Class C	$1,403

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2007, the fee was $238,349, which equated to 0.0408% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $146,985. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the

26

Notes to Financial Statements (unaudited) – continued

underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2007, these costs for the fund amounted to $157,394 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $275. This amount is included in independent trustees’ compensation for the six months ended November 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $7,031 at November 30, 2007, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2007, the fee paid to Tarantino LLC was $2,815. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,790, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $409,615,862 and $328,256,232, respectively.

27

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,608,371	$74,656,231	4,369,637	$109,555,557
Class B	123,016	3,361,544	330,180	8,019,726
Class C	173,241	4,677,873	355,327	8,569,202
Class I	2,915,329	90,288,695	8,819,161	241,950,806
Class W	67,341	1,921,255	32,441	863,838
	5,887,298	$174,905,598	13,906,746	$368,959,129
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	638,923	$15,973,074
Class B	—	—	152,163	3,630,617
Class C	—	—	71,899	1,699,699
Class I	—	—	1,428,360	38,622,863
Class W	—	—	424	10,600
	—	$—	2,291,769	$59,936,853
Shares reacquired
Class A	(2,032,705)	$(58,146,425)	(3,088,630)	$(78,234,684)
Class B	(440,426)	(11,955,236)	(900,757)	(21,775,270)
Class C	(147,690)	(3,956,682)	(345,585)	(8,306,325)
Class I	(335,835)	(10,392,632)	(703,229)	(19,357,336)
Class W	(3,229)	(91,236)	(1,123)	(29,882)
	(2,959,885)	$(84,542,211)	(5,039,324)	$(127,703,497)
Net change
Class A	575,666	$16,509,806	1,919,930	$47,293,947
Class B	(317,410)	(8,593,692)	(418,414)	(10,124,927)
Class C	25,551	721,191	81,641	1,962,576
Class I	2,579,494	79,896,063	9,544,292	261,216,333
Class W	64,112	1,830,019	31,742	844,556
	2,927,413	$90,363,387	11,159,191	$301,192,485

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 54% of the value of outstanding voting shares.

28

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2007, the fund’s commitment fee and interest expense were $2,428 and $36, respectively, and are included in miscellaneous expense on the Statement of Operations.

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including

30

institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund’s total return performance of the Fund’s Class A Shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

31

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

32

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

33

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

34

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and

literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. ET

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. ET

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. ET

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

Semiannual report

MFS® International Value Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

11/30/07

FGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top Ten Holdings
Nestle S.A.	4.3%
TOTAL S.A., ADR	3.5%
GlaxoSmithKline PLC	3.2%
Novartis AG	3.2%
Royal Dutch Shell PLC, “A”	2.8%
Vodafone Group PLC	2.5%
Credit Agricole S.A.	2.5%
ING Groep N.V.	2.5%
Henkel KGaA, IPS	2.3%
Royal Bank of Scotland Group PLC	2.1%

Equity Sectors
Financial Services	20.3%
Utilities & Communications	12.4%
Health Care	11.2%
Consumer Staples	11.0%
Energy	10.4%
Autos & Housing	5.9%
Technology	5.8%
Leisure	5.2%
Industrial Goods & Services	4.6%
Basic Materials	3.3%
Transportation	3.2%
Special Products & Services	1.8%
Retailing	1.5%

Country Weightings
Japan	20.3%
United Kingdom	18.9%
Switzerland	10.5%
Germany	8.8%
France	8.6%
Netherlands	8.5%
Norway	3.0%
South Korea	2.9%
Italy	2.1%
Other Countries	16.4%

Percentages are based on net assets as of 11/30/07.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2007 through November 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 through November 30, 2007.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	1.42%	$1,000.00	$1,015.60	$7.16
	Hypothetical (h)	1.42%	$1,000.00	$1,017.90	$7.16
B	Actual	2.07%	$1,000.00	$1,012.40	$10.41
	Hypothetical (h)	2.07%	$1,000.00	$1,014.65	$10.43
C	Actual	2.07%	$1,000.00	$1,012.60	$10.42
	Hypothetical (h)	2.07%	$1,000.00	$1,014.65	$10.43
I	Actual	1.07%	$1,000.00	$1,017.50	$5.40
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
W	Actual	1.17%	$1,000.00	$1,017.10	$5.90
	Hypothetical (h)	1.17%	$1,000.00	$1,019.15	$5.91

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.6%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.1%
Heineken N.V.	209,580	$13,767,028

Apparel Manufacturers - 0.1%
Sanyo Shokai Ltd. (l)	193,900	$1,519,382

Automotive - 2.3%
Bayerische Motoren Werke AG (l)	258,282	$15,764,047
Continental AG	74,984	9,757,908
Kongsberg Automotive A.S.A.	317,743	2,052,433

		$27,574,388
Broadcasting - 3.0%
Fuji Television Network, Inc.	5,174	$8,425,118
Nippon Television Network Corp.	43,040	5,374,434
Vivendi S.A.	285,060	13,096,798
WPP Group PLC	793,589	10,022,042

		$36,918,392
Brokerage & Asset Managers - 0.4%
Van Lanschot N.V. (l)	47,260	$4,855,885

Business Services - 1.8%
Bunzl PLC	572,800	$8,435,449
Intertek Group PLC	259,100	4,822,899
USS Co. Ltd.	136,970	8,822,862

		$22,081,210
Cable TV - 0.3%
Premiere AG (a)(l)	247,456	$3,879,046

Chemicals - 0.7%
Makhteshim-Agan Industries Ltd. (a)	290,200	$2,475,205
Syngenta AG	25,180	6,199,832

		$8,675,037
Computer Software - Systems - 0.8%
Fujitsu Ltd.	1,441,000	$10,072,934

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 3.6%
Buzzi Unicem S.p.A.	142,799	$3,958,400
CRH PLC	328,790	12,430,269
Fletcher Building Ltd. (l)	648,212	5,846,246
Geberit AG	62,048	8,546,617
Nexity International	79,219	4,317,939
Sekisui Chemical Co. Ltd. (l)	1,235,000	8,453,594

		$43,553,065
Consumer Goods & Services - 4.7%
Henkel KGaA, IPS (l)	502,271	$27,759,243
Kao Corp.	601,000	18,167,064
Uni-Charm Corp. (l)	173,500	11,227,439

		$57,153,746
Electrical Equipment - 2.8%
Legrand S.A.	393,960	$13,804,281
OMRON Corp.	445,200	11,643,552
Spectris PLC	564,640	8,907,569

		$34,355,402
Electronics - 5.0%
Hirose Electric Co. Ltd.	36,100	$4,068,281
Konica Minolta Holdings, Inc.	427,500	8,194,494
Ricoh Co. Ltd.	435,000	8,179,119
Samsung Electronics Co. Ltd.	26,880	16,553,628
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,837,860	18,231,571
Venture Corp. Ltd.	711,500	6,234,647

		$61,461,740
Energy - Independent - 1.8%
Apache Corp.	64,460	$6,239,083
INPEX Holdings, Inc.	791	8,195,558
PTT Public Co. Ltd.	731,740	7,869,218

		$22,303,859
Energy - Integrated - 8.0%
Royal Dutch Shell PLC, “A”	844,250	$34,138,684
Statoil A.S.A.	646,460	20,995,399
TOTAL S.A., ADR	537,454	43,490,778

		$98,624,861

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.2%
Binggrae Co. Ltd.	44,640	$1,870,664
CSM N.V.	94,380	3,333,303
Nestle S.A.	109,412	52,524,725
Nong Shim Co. Ltd.	29,570	5,723,323

		$63,452,015
Food & Drug Stores - 0.9%
Lawson, Inc.	309,400	$11,273,177

Forest & Paper Products - 1.2%
M-Real Oyj, “B” (l)	883,350	$4,654,498
UPM-Kymmene Corp.	445,600	9,411,287

		$14,065,785
General Merchandise - 0.1%
Daiei, Inc. (a)(l)	220,400	$1,331,359

Insurance - 3.0%
Aviva PLC	819,900	$11,501,049
Benfield Group PLC	1,065,002	6,659,110
Catlin Group Ltd.	413,294	3,568,141
Hiscox Ltd.	1,026,193	5,635,501
Jardine Lloyd Thompson Group PLC	1,271,157	9,353,433

		$36,717,234
Leisure & Toys - 1.2%
Heiwa Corp.	406,900	$3,458,106
NAMCO BANDAI Holdings, Inc. (l)	336,400	5,612,617
Sankyo Co. Ltd. (l)	125,100	5,627,277

		$14,698,000
Machinery & Tools - 1.8%
Assa Abloy AB, “B”	668,670	$13,917,436
GEA Group AG (a)	225,970	8,189,152

		$22,106,588
Major Banks - 6.5%
Credit Agricole S.A.	872,050	$30,658,571
Royal Bank of Scotland Group PLC	2,665,264	25,161,997
Svenska Handelsbanken AB, “A”	353,300	11,223,684
UniCredito Italiano S.p.A.	1,519,200	12,945,674

		$79,989,926

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 1.4%
Anglo American PLC	169,100	$11,428,872
Nyrstar (a)	215,345	5,373,988

		$16,802,860
Natural Gas - Distribution - 1.2%
Tokyo Gas Co. Ltd.	2,896,000	$14,422,808

Oil Services - 0.6%
Fugro N.V.	86,181	$7,087,745

Other Banks & Diversified Financials - 9.9%
Aiful Corp. (l)	181,500	$3,535,131
Bangkok Bank Public Co. Ltd.	1,664,200	5,639,657
Dah Sing Financial Holdings Ltd.	530,000	4,742,935
DNB Holding A.S.A.	882,100	13,830,809
Hachijuni Bank Ltd.	880,000	6,978,723
Hana Financial Group, Inc.	248,510	11,740,921
ING Groep N.V.	780,542	30,308,961
Joyo Bank Ltd.	803,000	4,834,727
Krungthai Card PLC	3,165,400	2,852,344
Sapporo Hokuyo Holdings, Inc.	613	6,378,467
Shizuoka Bank Ltd.	709,000	8,415,932
Siam City Bank Public Co. Ltd.	4,840,800	2,130,967
SNS REAAL Groep N.V.	215,760	4,800,119
Takefuji Corp. (l)	236,580	6,055,239
Unione di Banche Italiane Scpa	328,971	9,379,595

		$121,624,527
Pharmaceuticals - 11.2%
Astellas Pharma, Inc.	362,200	$16,097,054
GlaxoSmithKline PLC	1,497,450	39,669,834
Hisamitsu Pharmaceutical Co., Inc.	305,900	9,219,243
Merck KGaA	47,800	6,207,774
Novartis AG	680,520	38,715,818
Roche Holding AG	122,200	23,281,850
Tanabe Seiyaku Co. Ltd.	408,000	3,920,148

		$137,111,721
Printing & Publishing - 0.7%
Reed Elsevier PLC	725,349	$9,130,417

Railroad & Shipping - 0.5%
SMRT Corp. Ltd.	4,978,270	$5,551,534

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 0.5%
Deutsche Wohnen AG	166,130	$6,370,696

Specialty Stores - 0.4%
KappAhl Holding AB (a)	22,350	$265,820
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)	164,746	5,027,574

		$5,293,394
Telecommunications - Wireless - 4.2%
KDDI Corp.	2,545	$18,054,115
SmarTone Telecommunications Holdings Ltd.	2,454,000	2,369,863
Vodafone Group PLC	8,304,699	31,121,782

		$51,545,760
Telephone Services - 4.0%
Royal KPN N.V.	1,049,591	$19,295,110
Telefonica S.A.	550,700	18,466,206
Telekom Austria AG	403,640	11,815,761

		$49,577,077
Trucking - 2.7%
Seino Holdings Co. Ltd.	577,000	$4,209,860
TNT N.V.	513,128	21,021,618
Yamato Holdings Co., Ltd.	522,000	7,269,633

		$32,501,111
Utilities - Electric Power - 3.0%
British Energy Group PLC	308,740	$3,321,137
E.ON AG	121,571	24,790,254
United Utilities PLC	558,955	8,622,442

		$36,733,833
Total Common Stocks (Identified Cost, $1,048,817,099)		$1,184,183,542

9

Portfolio of Investments (unaudited) – continued

Short-Term Obligations - 2.4%
Issuer	Shares/Par	Value ($)

General Electric Capital Corp., 4.6%, due 12/03/07, at Amortized Cost and Value (y)	$29,548,000	$29,540,449

Collateral for Securities Loaned - 3.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	40,297,896	$40,297,896
Total Investments (Identified Cost, $1,118,655,444)		$1,254,021,887

Other Assets, Less Liabilities - (2.3)%		(28,236,353)
Net Assets - 100.0%		$1,225,785,534

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/07 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $38,644,600 of securities on loan (identified cost, $1,118,655,444)	$1,254,021,887
Cash	81,333
Foreign currency, at value (identified cost, $4,040,171)	4,024,053
Receivable for investments sold	9,312,367
Receivable for fund shares sold	1,754,983
Interest and dividends receivable	3,472,266
Total assets		$1,272,666,889
Liabilities
Payable for investments purchased	$4,167,764
Payable for fund shares reacquired	1,437,938
Collateral for securities loaned, at value (c)	40,297,896
Payable to affiliates
Management fee	59,044
Shareholder servicing costs	106,676
Distribution and service fees	15,462
Administrative services fee	1,079
Payable for independent trustees’ compensation	3,677
Accrued expenses and other liabilities	791,819
Total liabilities		$46,881,355
Net assets		$1,225,785,534
Net assets consist of:
Paid-in capital	$978,014,007
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $594,223 deferred country tax)	134,804,427
Accumulated net realized gain (loss) on investments and foreign currency transactions	97,293,009
Undistributed net investment income	15,674,091
Net assets		$1,225,785,534
Shares of beneficial interest outstanding		36,463,211

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$374,960,952
Shares outstanding	11,276,580
Net asset value per share		$33.25
Offering price per share (100 / 94.25 X net asset value per share)		$35.28
Class B shares:
Net assets	$65,386,245
Shares outstanding	2,047,104
Net asset value and offering price per share		$31.94
Class C shares:
Net assets	$85,419,395
Shares outstanding	2,731,188
Net asset value and offering price per share		$31.28
Class I shares
Net assets	$698,378,461
Shares outstanding	20,359,086
Net asset value, offering price, and redemption price per share		$34.30
Class W shares
Net assets	$1,640,481
Shares outstanding	49,253
Net asset value, offering price, and redemption price per share		$33.31

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(c)	Non-cash collateral not included.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/07 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$12,378,710
Interest	1,480,438
Foreign taxes withheld	(898,797)
Total investment income		$12,960,351
Expenses
Management fee	$5,267,211
Distribution and service fees	1,471,188
Shareholder servicing costs	570,242
Administrative services fee	99,972
Independent trustees’ compensation	10,308
Custodian fee	299,038
Shareholder communications	21,731
Auditing fees	26,906
Legal fees	8,952
Miscellaneous	71,285
Total expenses		$7,846,833
Fees paid indirectly	(858)
Reduction of expenses by investment adviser	(2,868)
Net expenses		$7,843,107
Net investment income		$5,117,244
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$29,365,848
Foreign currency transactions	(119,926)
Net realized gain (loss) on investments and foreign currency transactions		$29,245,922
Change in unrealized appreciation (depreciation)
Investments (net of $448,784 increase in deferred country tax)	$(16,409,109)
Translation of assets and liabilities in foreign currencies	188,526
Net unrealized gain (loss) on investments and foreign currency translation		$(16,220,583)
Net realized and unrealized gain (loss) on investments and foreign currency		$13,025,339
Change in net assets from operations		$18,142,583

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	11/30/07	5/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$5,117,244	$15,443,910
Net realized gain (loss) on investments and foreign currency transactions	29,245,922	98,062,428
Net unrealized gain (loss) on investments and foreign currency translation	(16,220,583)	75,117,990
Change in net assets from operations	$18,142,583	$188,624,328
Distributions declared to shareholders
From net investment income
Class A	$—	$(4,219,110)
Class B	—	(546,084)
Class C	—	(610,409)
Class I	—	(7,014,342)
Class W	—	(2,081)
From net realized gain on investments
Class A	—	(22,595,213)
Class B	—	(5,585,953)
Class C	—	(5,561,405)
Class I	—	(30,981,935)
Class W	—	(9,497)
Total distributions declared to shareholders	$—	$(77,126,029)
Change in net assets from fund share transactions	$32,151,943	$386,340,584
Total change in net assets	$50,294,526	$497,838,883
Net assets
At beginning of period	1,175,491,008	677,652,125
At end of period (including undistributed net investment income of $15,674,091 and $10,556,847, respectively)	$1,225,785,534	$1,175,491,008

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 11/30/07		Years ended 5/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$32.74		$29.16	$24.20	$21.06	$16.14	$16.97
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.49	$0.38	$0.41	$0.13	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		5.75	6.62	3.34	4.85	(0.91)
Total from investment operations	$0.51		$6.24	$7.00	$3.75	$4.98	$(0.83)
Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.21)	$(0.06)	$(0.06)	$—
From net realized gain on investments	—		(2.24)	(1.83)	(0.55)	—	—
Total distributions declared to shareholders	$—		$(2.66)	$(2.04)	$(0.61)	$(0.06)	$—
Net asset value, end of period	$33.25		$32.74	$29.16	$24.20	$21.06	$16.14
Total return (%) (r)(s)(t)	1.56	(n)	22.17	30.04	17.89	30.88	(4.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.49	1.63	1.68	2.04	2.16
Expenses after expense reductions (f)	1.42	(a)	1.49	1.60	1.65	1.90	2.08
Net investment income	0.76	(a)	1.61	1.41	1.78	0.67	0.51
Portfolio turnover	17		49	54	37	82	92
Net assets at end of period (000 omitted)	$374,961		$386,570	$242,369	$142,789	$66,216	$39,161

See Notes to Financial Statements

15

Financial Statements – continued

Class B	Six months ended 11/30/07		Years ended 5/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$31.55		$28.19	$23.47	$20.51	$15.75	$16.65
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.25	$0.17	$0.21	$0.01	$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		5.57	6.45	3.30	4.75	(0.90)
Total from investment operations	$0.39		$5.82	$6.62	$3.51	$4.76	$(0.90)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.07)	$–	$—	$—
From net realized gain on investments	—		(2.24)	(1.83)	(0.55)	—	—
Total distributions declared to shareholders	$—		$(2.46)	$(1.90)	$(0.55)	$—	$—
Net asset value, end of period	$31.94		$31.55	$28.19	$23.47	$20.51	$15.75
Total return (%) (r)(s)(t)	1.24	(n)	21.36	29.22	17.16	30.22	(5.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.14	2.28	2.33	2.58	2.66
Expenses after expense reductions (f)	2.07	(a)	2.14	2.25	2.30	2.44	2.58
Net investment income	0.13	(a)	0.86	0.64	0.93	0.07	0.02
Portfolio turnover	17		49	54	37	82	92
Net assets at end of period (000 omitted)	$65,386		$79,000	$70,758	$57,356	$37,076	$26,608

See Notes to Financial Statements

16

Financial Highlights – continued

Class C	Six months ended 11/30/07		Years ended 5/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$30.89		$27.67	$23.14	$20.24	$15.55	$16.44
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.28	$0.18	$0.29	$0.03	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		5.43	6.34	3.16	4.68	(0.91)
Total from investment operations	$0.39		$5.71	$6.52	$3.45	$4.71	$(0.89)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.16)	$—	$(0.02)	$—
From net realized gain on investments	—		(2.24)	(1.83)	(0.55)	—	—
Total distributions declared to shareholders	$—		$(2.49)	$(1.99)	$(0.55)	$(0.02)	$—
Net asset value, end of period	$31.28		$30.89	$27.67	$23.14	$20.24	$15.55
Total return (%) (r)(s)(t)	1.26	(n)	21.36	29.27	17.09	30.27	(5.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.14	2.28	2.33	2.58	2.66
Expenses after expense reductions (f)	2.07	(a)	2.14	2.25	2.30	2.44	2.58
Net investment income	0.11	(a)	0.96	0.68	1.29	0.14	0.13
Portfolio turnover	17		49	54	37	82	92
Net assets at end of period (000 omitted)	$85,419		$91,372	$62,896	$35,808	$13,322	$8,248

See Notes to Financial Statements

17

Financial Highlights – continued

Class I	Six months ended 11/30/07		Years ended 5/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$33.71		$29.94	$24.75	$21.52	$16.45	$17.20
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.64	$0.60	$0.79	$0.18	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		5.88	6.68	3.12	5.01	(0.85)
Total from investment operations	$0.59		$6.52	$7.28	$3.91	$5.19	$(0.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.26)	$(0.13)	$(0.12)	$—
From net realized gain on investments	—		(2.24)	(1.83)	(0.55)	—	—
Total distributions declared to shareholders	$—		$(2.75)	$(2.09)	$(0.68)	$(0.12)	$—
Net asset value, end of period	$34.30		$33.71	$29.94	$24.75	$21.52	$16.45
Total return (%) (r)(s)	1.75	(n)	22.56	30.54	18.23	31.57	(4.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.14	1.28	1.34	1.58	1.66
Expenses after expense reductions (f)	1.07	(a)	1.14	1.25	1.31	1.44	1.58
Net investment income	1.10	(a)	2.04	2.17	3.32	0.80	0.74
Portfolio turnover	17		49	54	37	82	92
Net assets at end of period (000 omitted)	$698,378		$617,518	$301,533	$87,707	$627	$260

See Notes to Financial Statements

18

Financial Highlights – continued

Class W	Six months ended 11/30/07		Years ended 5/31
			2007	2006(i)
	(unaudited)
Net asset value, beginning of period	$32.75		$29.16	$30.18
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.89	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		5.43	(1.22	)(g)
Total from investment operations	$0.56		$6.32	$(1.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$—
From net realized gain on investments	—		(2.24)	—
Total distributions declared to shareholders	$—		$(2.73)	$—
Net asset value, end of period	$33.31		$32.75	$29.16
Total return (%) (r)(s)	1.71	(n)	22.48	(3.38	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.24	1.37	(a)
Expenses after expense reductions (f)	1.17	(a)	1.24	1.35	(a)
Net investment income	0.90	(a)	3.22	8.00	(a)
Portfolio turnover	17		49	54
Net assets at end of period (000 omitted)	$1,640		$1,031	$97

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

20

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

21

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At November 30, 2007 the value of securities loaned was $38,644,600. These loans were collateralized by cash of $40,297,896 and U.S. Treasury obligations of $363,348.

22

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

23

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

5/31/07
Ordinary income (including any short-term capital gains)	$35,757,154
Long-term capital gain	41,368,875
Total distributions	$77,126,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/07
Cost of investments	$1,119,482,882
Gross appreciation	170,787,543
Gross depreciation	(36,248,538)
Net unrealized appreciation (depreciation)	$134,539,005

As of 5/31/07
Undistributed ordinary income	$42,031,910
Undistributed long-term capital gain	37,806,499
Other temporary differences	(708,792)
Net unrealized appreciation (depreciation)	150,499,327

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

24

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

The investment advisor has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W
1.80%	2.45%	2.45%	1.45%	1.55%

This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. Prior to October 1, 2007, the investment adviser had agreed in writing to further reduce the expense limit by paying a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses did not exceed 0.40% annually of the fund’s average daily net assets. For the six months ended November 30, 2007, the fund’s actual operating expenses did not exceed these limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,176 for the six months ended November 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

25

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$661,886
Class B	0.75%	0.25%	1.00%	1.00%	362,031
Class C	0.75%	0.25%	1.00%	1.00%	446,536
Class W	0.10%	—	0.10%	0.10%	735
Total Distribution and Service Fees					$1,471,188

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2007 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2007, were as follows:

Amount
Class A	$132
Class B	$27,407
Class C	$6,048

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2007, the fee was $244,148, which equated to 0.0409% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $168,700. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the

26

Notes to Financial Statements (unaudited) – continued

underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2007, these costs for the fund amounted to $157,394 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $137. This amount is included in independent trustees’ compensation for the six months ended November 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $3,090 at November 30, 2007, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2007, the fee paid to Tarantino LLC was $2,894. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,868, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $256,983,986 and $201,783,412, respectively.

27

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,374,166	$77,360,013	6,082,241	$185,926,511
Class B	131,645	4,129,367	909,137	26,615,431
Class C	254,206	7,812,888	1,095,499	31,866,513
Class I	2,474,017	83,893,061	7,456,999	234,965,757
Class W	35,936	1,165,126	27,855	875,917
	5,269,970	$174,360,455	15,571,731	$480,250,129

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	744,054	$22,462,996
Class B	—	—	177,344	5,174,907
Class C	—	—	147,333	4,209,308
Class I	—	—	1,205,244	37,410,779
Class W	—	—	384	11,578
	—	$—	2,274,359	$69,269,568

Shares reacquired
Class A	(2,906,034)	$(94,150,351)	(3,329,464)	$(101,888,050)
Class B	(588,610)	(18,420,004)	(1,092,834)	(32,139,412)
Class C	(480,892)	(14,794,580)	(558,050)	(16,171,952)
Class I	(432,105)	(14,249,207)	(417,129)	(12,977,255)
Class W	(18,159)	(594,370)	(76)	(2,444)
	(4,425,800)	$(142,208,512)	(5,397,553)	$(163,179,113)

Net change
Class A	(531,868)	$(16,790,338)	3,496,831	$106,501,457
Class B	(456,965)	(14,290,637)	(6,353)	(349,074)
Class C	(226,686)	(6,981,692)	684,782	19,903,869
Class I	2,041,912	69,643,854	8,245,114	259,399,281
Class W	17,777	570,756	28,163	885,051
	844,170	$32,151,943	12,448,537	$386,340,584

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 56% of the value of outstanding voting shares.

28

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2007, the fund’s commitment fee and interest expense were $2,653 and $4, respectively, and are included in miscellaneous expense on the Statement of Operations.

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including

30

institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

31

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund

32

represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

33

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

34

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and

literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. ET

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. ET

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. ET

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

Semiannual report

MFS® International Diversification Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

11/30/07

MDI-SEM

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio Holdings
MFS Research International Fund	35.0%
MFS International Growth Fund	24.9%
MFS International Value Fund	24.9%
MFS International New Discovery Fund	9.9%
MFS Emerging Markets Equity Fund	5.2%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 11/30/07.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2007 through November 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments , and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 through November 30, 2007.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied

3

Expense table – continued

expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period (p) 6/1/2007-11/30/2007
A	Actual	0.39%	$1,000.00	$1,047.50	$2.00
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
B	Actual	1.04%	$1,000.00	$1,043.70	$5.31
	Hypothetical (h)	1.04%	$1,000.00	$1,019.80	$5.25
C	Actual	1.04%	$1,000.00	$1,043.80	$5.31
	Hypothetical (h)	1.04%	$1,000.00	$1,019.80	$5.25
I	Actual	0.04%	$1,000.00	$1,049.00	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.80	$0.20
R	Actual	0.54%	$1,000.00	$1,047.00	$2.76
	Hypothetical (h)	0.54%	$1,000.00	$1,022.30	$2.73
R1	Actual	1.14%	$1,000.00	$1,043.40	$5.82
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
R2	Actual	0.79%	$1,000.00	$1,044.90	$4.04
	Hypothetical (h)	0.79%	$1,000.00	$1,021.05	$3.99
R3	Actual	0.69%	$1,000.00	$1,045.50	$3.53
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49
R4	Actual	0.44%	$1,000.00	$1,046.40	$2.25
	Hypothetical (h)	0.44%	$1,000.00	$1,022.80	$2.23
R5	Actual	0.14%	$1,000.00	$1,048.00	$0.72
	Hypothetical (h)	0.14%	$1,000.00	$1,024.30	$0.71
529A	Actual	0.64%	$1,000.00	$1,045.90	$3.27
	Hypothetical (h)	0.64%	$1,000.00	$1,021.80	$3.23
529B	Actual	1.29%	$1,000.00	$1,042.30	$6.59
	Hypothetical (h)	1.29%	$1,000.00	$1,018.55	$6.51
529C	Actual	1.29%	$1,000.00	$1,043.10	$6.59
	Hypothetical (h)	1.29%	$1,000.00	$1,018.55	$6.51

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)

MFS Emerging Markets Equity Fund - Class I	2,808,566	$143,321,109
MFS International Growth Fund - Class I	21,160,901	684,766,756
MFS International New Discovery Fund - Class I	8,733,352	271,694,567
MFS International Value Fund - Class I	19,908,203	682,851,368
MFS Research International Fund - Class I	42,431,951	960,235,056
Total Mutual Funds (Identified Cost, $2,244,729,841)		$2,742,868,856

Short-Term Obligations - 0.0%
General Electric Capital Corp., 4.6%, due 12/03/07, at Amortized Cost and Value (y)	$1,005,000	$1,004,743
Total Investments (Identified Cost, $2,245,734,584)		$2,743,873,599

Other Assets, Less Liabilities - 0.1%		1,468,632
Net Assets - 100.0%		$2,745,342,231

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/2007 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets:
Investments -
Underlying funds, at value (identified cost, $2,244,729,841)	$2,742,868,856
Short-term holdings, at amortized cost and value	1,004,743
Total investments, at value (identified cost, $2,245,734,584)	$2,743,873,599
Cash	1,352
Receivable for fund shares sold	10,630,261
Total assets		$2,754,505,212
Liabilities:
Payable for investments purchased	$3,837,682
Payable for fund shares reacquired	5,175,448
Payable to affiliates
Distribution and service fees	86,612
Administrative services fee	96
Program manager fee	51
Retirement plan administration and service fees	763
Payable for independent trustees’ compensation	715
Accrued expenses and other liabilities	61,614
Total liabilities		$9,162,981
Net assets		$2,745,342,231
Net assets consist of:
Paid-in capital	$2,181,857,422
Unrealized appreciation (depreciation) on investments	498,139,015
Accumulated net realized gain (loss) on investments	59,822,918
Undistributed net investment income	5,522,876
Net assets		$2,745,342,231
Shares of beneficial interest outstanding		154,417,958
Class A Shares
Net assets	$1,589,866,221
Shares of beneficial interest outstanding	89,031,260
Net asset value per share (net assets / shares of beneficial interest outstanding)		$17.86
Offering price per share (100 / 94.25 X net asset value per share)		$18.95

6

Statement of Assets and Liabilities (unaudited) – continued

Class B Shares
Net assets	$248,496,052
Shares of beneficial interest outstanding	14,072,763
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)		$17.66
Class C Shares
Net assets	$747,586,588
Shares of beneficial interest outstanding	42,379,924
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)		$17.64
Class I Shares
Net assets	$67,656,561
Shares of beneficial interest outstanding	3,765,066
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.97
Class R Shares
Net assets	$4,785,384
Shares of beneficial interest outstanding	268,464
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.83
Class R1 Shares
Net assets	$5,357,456
Shares of beneficial interest outstanding	305,354
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.55
Class R2 Shares
Net assets	$4,404,614
Shares of beneficial interest outstanding	249,001
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.69
Class R3 Shares
Net assets	$27,825,515
Shares of beneficial interest outstanding	1,572,689
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.69
Class R4 Shares
Net assets	$44,710,294
Shares of beneficial interest outstanding	2,511,385
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.80

7

Statement of Assets and Liabilities (unaudited) – continued

Class R5 Shares
Net assets	$925,802
Shares of beneficial interest outstanding	51,698
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)		$17.91
Class 529A Shares
Net assets	$1,696,663
Shares of beneficial interest outstanding	95,432
Net asset value per share (net assets / shares of beneficial interest outstanding)		$17.78
Offering price per share (100 / 94.25 X net asset value per share)		$18.86
Class 529B Shares
Net assets	$563,975
Shares of beneficial interest outstanding	31,803
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)		$17.73
Class 529C Shares
Net assets	$1,467,106
Shares of beneficial interest outstanding	83,119
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)		$17.65

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/07 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Interest		$105,311
Expenses
Distribution and service fees	7,410,234
Program manager fees	4,335
Shareholder servicing costs	98,423
Administrative services fee	8,775
Retirement plan administration and services fees	60,382
Independent trustees’ compensation	20,880
Custodian fee	117,047
Shareholder communications	95,712
Auditing fees	21,284
Legal fees	17,403
Registration fees	89,182
Miscellaneous	40,333
Total expenses		$7,983,990
Fees paid indirectly	(518)
Reduction of expenses by investment adviser	(6,101)
Net expenses		$7,977,371
Net investment loss		$(7,872,060)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds		$1,184,346
Change in unrealized appreciation (depreciation)
Investments		$123,373,115
Net realized and unrealized gain (loss) on investments		$124,557,461
Change in net assets from operations		$116,685,401

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/07 (unaudited)	Year Ended 5/31/07
Change in net assets
From operations
Net investment income (loss)	$(7,872,060)	$12,319,853
Net realized gain (loss) on investments	1,184,346	138,765,332
Net unrealized gain (loss) on investments	123,373,115	264,848,471
Change in net assets from operations	$116,685,401	$415,933,656
Distributions declared to shareholders
From net investment income
Class A	$—	$(31,158,077)
Class B	—	(5,223,631)
Class C	—	(14,045,720)
Class I	—	(2,045,264)
Class R	—	(256,352)
Class R1	—	(64,295)
Class R2	—	(40,445)
Class R3	—	(287,336)
Class R4	—	(804,174)
Class R5	—	(33,163)
Class 529A	—	(29,282)
Class 529B	—	(8,581)
Class 529C	—	(23,616)
From net realized gain on investments
Class A	—	(20,145,819)
Class B	—	(4,057,798)
Class C	—	(10,776,555)
Class I	—	(1,234,254)
Class R	—	(176,461)
Class R1	—	(46,977)
Class R2	—	(28,270)
Class R3	—	(188,339)
Class R4	—	(516,052)
Class R5	—	(20,256)
Class 529A	—	(19,824)
Class 529B	—	(7,030)
Class 529C	—	(19,004)
Total distributions declared to shareholders	$—	$(91,256,575)
Change in net assets from fund share transactions	$220,614,259	$914,340,976
Total change in net assets	$337,299,660	$1,239,018,057
Net assets
At beginning of period	2,408,042,571	1,169,024,514
At end of period	$2,745,342,231	$2,408,042,571
Undistributed net investment income	$5,522,876	$13,394,936

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/07 (unaudited)		Years ended 5/31
Class A			2007	2006	2005(c)

Net asset value, beginning of period	$17.05		$14.28	$11.18	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.15	$0.04	$0.04
Net realized and unrealized gain (loss) on investments	0.84		3.46	3.44	1.22
Total from investment operations	$0.81		$3.61	$3.48	$1.26
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.32)	$(0.08)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.38)	$(0.08)
Net asset value, end of period	$17.86		$17.05	$14.28	$11.18
Total return (%) (r)(t)	4.75	(n)	25.87	31.48	12.61	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.48	0.52	0.71	(a)
Expenses after expense reductions (f)(h)(z)	0.39	(a)	0.43	0.35	0.35	(a)
Net investment income (loss)	(0.38	)(a)	0.96	0.34	0.51	(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$1,589,866		$1,368,870	$588,469	$170,485

See Notes to Financial Statements

11

Financial Highlights – continued

Class B	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$16.92		$14.18	$11.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.05	$(0.04)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.83		3.45	3.42	1.23
Total from investment operations	$0.74		$3.50	$3.38	$1.22
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.28)	$(0.08)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.34)	$(0.08)
Net asset value, end of period	$17.66		$16.92	$14.18	$11.14
Total return (%) (r)(t)	4.37	(n)	25.16	30.58	12.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.12	1.17	1.36	(a)
Expenses after expense reductions (f)(h)(z)	1.04	(a)	1.07	1.00	1.00	(a)
Net investment income (loss)	(1.03	)(a)	0.32	(0.30)	(0.16	)(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$248,496		$235,926	$149,728	$46,305

See Notes to Financial Statements

12

Financial Highlights – continued

Class C	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$16.90		$14.17	$11.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.05	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.83		3.44	3.42	1.22
Total from investment operations	$0.74		$3.49	$3.38	$1.20
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.28)	$(0.07)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.34)	$(0.07)
Net asset value, end of period	$17.64		$16.90	$14.17	$11.13
Total return (%) (r)(t)	4.38	(n)	25.15	30.63	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.12	1.17	1.36	(a)
Expenses after expense reductions (f)(h)(z)	1.04	(a)	1.07	1.00	1.00	(a)
Net investment income (loss)	(1.03	)(a)	0.31	(0.31)	(0.21	)(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$747,587		$664,046	$374,652	$103,225

See Notes to Financial Statements

13

Financial Highlights – continued

Class I	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$17.13		$14.32	$11.20	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.21	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	0.84		3.48	3.46	1.23
Total from investment operations	$0.84		$3.69	$3.53	$1.29
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.35)	$(0.09)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.88)	$(0.41)	$(0.09)
Net asset value, end of period	$17.97		$17.13	$14.32	$11.20
Total return (%) (r)	4.90	(n)	26.37	31.88	12.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.04	(a)	0.12	0.17	0.36	(a)
Expenses after expense reductions (f)(h)(z)	0.04	(a)	0.07	0.00	0.00	(a)
Net investment income (loss)	(0.03	)(a)	1.34	0.53	0.79	(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$67,657		$65,697	$33,556	$3,442

See Notes to Financial Statements

14

Financial Highlights – continued

Class R	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$17.03		$14.25	$11.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.14	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	0.84		3.45	3.42	1.24
Total from investment operations	$0.80		$3.59	$3.45	$1.25
Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.31)	$(0.08)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.81)	$(0.37)	$(0.08)
Net asset value, end of period	$17.83		$17.03	$14.25	$11.17
Total return (%) (r)	4.70	(n)	25.75	31.25	12.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	(a)	0.62	0.67	0.86	(a)
Expenses after expense reductions (f)(h)(z)	0.54	(a)	0.57	0.50	0.50	(a)
Net investment income (loss)	(0.53	)(a)	0.93	0.22	0.15	(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$4,785		$7,524	$7,067	$2,558

See Notes to Financial Statements

15

Financial Highlights – continued

Class R1	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)

Net asset value, beginning of period	$16.82		$14.14	$11.14	$11.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)		$0.03	$(0.06)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.83		3.43	3.42	(0.25	)(g)
Total from investment operations	$0.73		$3.46	$3.36	$(0.27)
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.30)	$—
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.78)	$(0.36)	$—
Net asset value, end of period	$17.55		$16.82	$14.14	$11.14
Total return (%) (r)	4.34	(n)	25.01	30.42	(2.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.30	1.37	1.56	(a)
Expenses after expense reductions (f)(h)(z)	1.14	(a)	1.18	1.11	1.20	(a)
Net investment income (loss)	(1.13	)(a)	0.22	(0.48)	(1.19	)(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$5,357		$3,424	$801	$59

See Notes to Financial Statements

16

Financial Highlights – continued

Class R2	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)

Net asset value, beginning of period	$16.93		$14.20	$11.14	$11.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.06	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.83		3.47	3.45	(0.25	)(g)
Total from investment operations	$0.76		$3.53	$3.42	$(0.27)
Less distributions declared to shareholders
From net investment income	$—		$(0.47)	$(0.30)	$—
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.80)	$(0.36)	$—
Net asset value, end of period	$17.69		$16.93	$14.20	$11.14
Total return (%) (r)	4.49	(n)	25.43	31.00	(2.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	(a)	0.99	1.07	1.26	(a)
Expenses after expense reductions (f)(h)(z)	0.79	(a)	0.83	0.77	0.90	(a)
Net investment income (loss)	(0.78	)(a)	0.40	(0.24)	(0.89	)(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$4,405		$2,667	$799	$49

See Notes to Financial Statements

17

Financial Highlights – continued

Class R3	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$16.92		$14.21	$11.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.09	$0.00 (w)	$0.08
Net realized and unrealized gain (loss) on investments	0.83		3.45	3.43	1.15
Total from investment operations	$0.77		$3.54	$3.43	$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.50)	$(0.32)	$(0.07)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.38)	$(0.07)
Net asset value, end of period	$17.69		$16.92	$14.21	$11.16
Total return (%) (r)	4.55	(n)	25.51	31.07	12.25	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.85	0.92	1.12	(a)
Expenses after expense reductions (f)(h)(z)	0.69	(a)	0.74	0.66	0.76	(a)
Net investment income (loss)	(0.68	)(a)	0.55	0.02	1.05	(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$27,826		$20,847	$2,938	$120

See Notes to Financial Statements

18

Financial Highlights – continued

Class R4	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)

Net asset value, beginning of period	$17.01		$14.25	$11.18	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.15	$0.04	$(0.01)
Net realized and unrealized gain (loss) on investments	0.83		3.45	3.43	(0.25	)(g)
Total from investment operations	$0.79		$3.60	$3.47	$(0.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.34)	$—
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.40)	$—
Net asset value, end of period	$17.80		$17.01	$14.25	$11.18
Total return (%) (r)	4.64	(n)	25.89	31.37	(2.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.53	0.57	0.76	(a)
Expenses after expense reductions (f)(h)(z)	0.44	(a)	0.48	0.40	0.40	(a)
Net investment income (loss)	(0.43	)(a)	0.97	0.31	(0.39	)(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$44,710		$34,260	$9,492	$49

See Notes to Financial Statements

19

Financial Highlights – continued

Class R5	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(i)

Net asset value, beginning of period	$17.09		$14.30	$11.19	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.20	$0.08	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.83		3.46	3.43	(0.25	)(g)
Total from investment operations	$0.82		$3.66	$3.51	$(0.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.54)	$(0.34)	$—
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.87)	$(0.40)	$—
Net asset value, end of period	$17.91		$17.09	$14.30	$11.19
Total return (%) (r)	4.80	(n)	26.21	31.73	(2.19	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.23	0.27	0.46	(a)
Expenses after expense reductions (f)(h)(z)	0.14	(a)	0.18	0.10	0.10	(a)
Net investment income (loss)	(0.13	)(a)	1.24	0.63	(0.09	)(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$926		$1,451	$64	$49

See Notes to Financial Statements

20

Financial Highlights – continued

Class 529A	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006		2005(c)

Net asset value, beginning of period	$17.00		$14.25	$11.16		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.10	$(0.00	)(w)	$0.08
Net realized and unrealized gain (loss) on investments	0.83		3.47	3.44		1.15
Total from investment operations	$0.78		$3.57	$3.44		$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$(0.29)		$(0.07)
From net realized gain on investments	—		(0.33)	(0.06)		—
Total distributions declared to shareholders	$—		$(0.82)	$(0.35)		$(0.07)
Net asset value, end of period	$17.78		$17.00	$14.25		$11.16
Total return (%) (r)(t)	4.59	(n)	25.60	31.16		12.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)	0.73	0.77		0.97	(a)
Expenses after expense reductions (f)(h)(z)	0.64	(a)	0.68	0.60		0.61	(a)
Net investment income (loss)	(0.63	)(a)	0.65	(0.01)		1.15	(a)
Portfolio turnover	1		2	1		0	(u)
Net assets at end of period (000 omitted)	$1,697		$1,479	$550		$144

See Notes to Financial Statements

21

Financial Highlights – continued

Class 529B	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$17.01		$14.27	$11.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$0.00 (w)	$(0.08)	$0.04
Net realized and unrealized gain (loss) on investments	0.83		3.47	3.43	1.15
Total from investment operations	$0.72		$3.47	$3.35	$1.19
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.15)	$(0.06)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.73)	$(0.21)	$(0.06)
Net asset value, end of period	$17.73		$17.01	$14.27	$11.13
Total return (%) (r)(t)	4.23	(n)	24.83	30.28	11.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.37	1.42	1.62	(a)
Expenses after expense reductions (f)(h)(z)	1.29	(a)	1.32	1.25	1.26	(a)
Net investment income (loss)	(1.28	)(a)	0.01	(0.63)	0.58	(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$564		$488	$257	$123

See Notes to Financial Statements

22

Financial Highlights – continued

Class 529C	Six months ended 11/30/07 (unaudited)		Years ended 5/31
			2007	2006	2005(c)

Net asset value, beginning of period	$16.92		$14.21	$11.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$0.00 (w)	$(0.08)	$0.02
Net realized and unrealized gain (loss) on investments	0.84		3.45	3.43	1.18
Total from investment operations	$0.73		$3.45	$3.35	$1.20
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.22)	$(0.06)
From net realized gain on investments	—		(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.74)	$(0.28)	$(0.06)
Net asset value, end of period	$17.65		$16.92	$14.21	$11.14
Total return (%) (r)(t)	4.31	(n)	24.78	30.30	11.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.38	1.42	1.62	(a)
Expenses after expense reductions (f)(h)(z)	1.29	(a)	1.32	1.25	1.26	(a)
Net investment income (loss)	(1.28	)(a)	0.01	(0.59)	0.31	(a)
Portfolio turnover	1		2	1	0	(u)
Net assets at end of period (000 omitted)	$1,467		$1,365	$651	$305

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 30, 2004 through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(z)	For the years ended May 31, 2005, and May 31, 2006, and for the period June 1, 2006 through September 30, 2006, 0.10% of the expense reduction was voluntary.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund is a “fund of funds”, which invests the majority of its assets in other MFS international equity mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

The investment objective of each underlying fund held by the fund at November 30, 2007 is to seek capital appreciation.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which

24

Notes to Financial Statements (unaudited) – continued

approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign

25

Notes to Financial Statements (unaudited) – continued

exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal

26

Notes to Financial Statements (unaudited) – continued

course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes and short-term capital gain distributions received from underlying funds.

27

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

5/31/07
Ordinary income (including any short-term capital gains)	$54,019,936
Long-term capital gain	37,236,639
Total distributions	$91,256,575

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/07
Cost of investments	$2,245,734,584
Gross appreciation	498,139,015
Gross depreciation	—
Net unrealized appreciation (depreciation)	$498,139,015

As of 5/31/07
Undistributed ordinary income	$13,394,936
Undistributed long-term capital gain	58,638,572
Net unrealized appreciation (depreciation)	374,765,900

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however, MFS receives management fees from the underlying MFS Funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue through

28

Notes to Financial Statements (unaudited) – continued

September 30, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended November 30, 2007, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $307,844 and $874 for the six months ended November 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$2,563,555
Class B	0.75%	0.25%	1.00%	1.00%	1,197,552
Class C	0.75%	0.25%	1.00%	1.00%	3,486,679
Class R	0.25%	0.25%	0.50%	0.50%	14,746
Class R1	0.50%	0.25%	0.75%	0.75%	15,739
Class R2	0.25%	0.25%	0.50%	0.50%	8,846
Class R3	0.25%	0.25%	0.50%	0.50%	61,232
Class R4	—	0.25%	0.25%	0.25%	49,514
Class 529A	0.25%	0.25%	0.50%	0.35%	2,674
Class 529B	0.75%	0.25%	1.00%	1.00%	2,684
Class 529C	0.75%	0.25%	1.00%	1.00%	7,013
Total Distribution and Service Fees					$7,410,234

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2007 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2007, were as follows:

Amount
Class A	$4,686
Class B	$132,177
Class C	$43,878

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2007, were as follows:

Amount
Class 529A	$1,910
Class 529B	671
Class 529C	1,754
Total Program Manager Fees	$4,335

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2007, these costs amounted to $98,423.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended

30

Notes to Financial Statements (unaudited) – continued

November 30, 2007, the shareholder servicing costs on the Statement of Operations reflect this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended November 30, 2007 was equivalent to an annual effective rate of 0.0007% of the fund’s average daily net assets:

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended November 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Fee Rate	Total Amount
Class R1	0.35%	$7,344
Class R2	0.25%	4,423
Class R3	0.15%	18,370
Class R4	0.15%	29,709
Class R5	0.10%	536
Total Retirement Plan Administration and Services Fees		$60,382

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can

31

Notes to Financial Statements (unaudited) – continued

terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2007, the fee paid to Tarantino LLC was $6,155. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,101, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $229,729,421 and $16,968,696, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,057,960	$329,382,490	47,638,915	$736,004,354
Class B	1,432,974	24,521,509	5,370,444	81,973,195
Class C	5,650,608	96,751,863	16,015,399	245,246,690
Class I	1,291,295	22,942,144	1,803,597	26,354,853
Class R	88,790	1,527,803	200,274	3,097,768
Class R1	128,345	2,180,203	331,574	5,064,052
Class R2	175,595	2,963,066	218,929	3,429,374
Class R3	608,513	10,367,426	1,660,874	25,888,676
Class R4	676,946	11,556,667	2,841,917	43,803,327
Class R5	66,406	1,176,141	80,686	1,169,117
Class 529A	16,464	286,153	47,737	739,131
Class 529B	5,129	87,134	10,029	155,583
Class 529C	10,190	174,256	33,204	524,368
	29,209,215	$503,916,855	76,253,579	$1,173,450,488

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/07		Year ended 5/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,628,063	$40,761,253
Class B	—	—	463,690	7,154,732
Class C	—	—	951,754	14,675,984
Class I	—	—	184,086	2,864,378
Class R	—	—	24,215	375,570
Class R1	—	—	7,249	111,275
Class R2	—	—	4,454	68,684
Class R3	—	—	30,851	475,421
Class R4	—	—	85,357	1,320,479
Class R5	—	—	3,440	53,419
Class 529A	—	—	3,133	48,531
Class 529B	—	—	1,005	15,611
Class 529C	—	—	2,794	43,175
	—	$—	4,390,091	$67,968,512
Shares reacquired
Class A	(10,299,148)	$(177,330,882)	(11,216,554)	$(173,773,564)
Class B	(1,306,104)	(22,083,173)	(2,444,870)	(37,311,577)
Class C	(2,562,237)	(43,586,915)	(4,107,137)	(63,147,553)
Class I	(1,361,327)	(24,142,670)	(495,931)	(7,940,652)
Class R	(262,025)	(4,579,179)	(278,593)	(4,398,474)
Class R1	(26,566)	(456,987)	(191,861)	(2,992,850)
Class R2	(84,139)	(1,465,226)	(122,137)	(1,927,081)
Class R3	(267,838)	(4,612,255)	(666,490)	(10,470,680)
Class R4	(180,253)	(3,094,363)	(1,578,818)	(24,992,571)
Class R5	(99,578)	(1,662,937)	(3,761)	(62,109)
Class 529A	(8,024)	(131,213)	(2,458)	(37,959)
Class 529B	(2,023)	(34,016)	(310)	(4,447)
Class 529C	(7,710)	(122,780)	(1,190)	(18,507)
	(16,466,972)	$(283,302,596)	(21,110,110)	$(327,078,024)
Net change
Class A	8,758,812	$152,051,608	39,050,424	$602,992,043
Class B	126,870	2,438,336	3,389,264	51,816,350
Class C	3,088,371	53,164,948	12,860,016	196,775,121
Class I	(70,032)	(1,200,526)	1,491,752	21,278,579
Class R	(173,235)	(3,051,376)	(54,104)	(925,136)
Class R1	101,779	1,723,216	146,962	2,182,477
Class R2	91,456	1,497,840	101,246	1,570,977
Class R3	340,675	5,755,171	1,025,235	15,893,417
Class R4	496,693	8,462,304	1,348,456	20,131,235
Class R5	(33,172)	(486,796)	80,365	1,160,427
Class 529A	8,440	154,940	48,412	749,703
Class 529B	3,106	53,118	10,724	166,747
Class 529C	2,480	51,476	34,808	549,036
	12,742,243	$220,614,259	59,533,560	$914,340,976

33

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2007, the fund’s commitment fee and interest expense were $5,403 and $81, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	2,880,056	53,602	(125,092)	2,808,566
MFS International Growth Fund	19,846,933	1,382,276	(68,308)	21,160,901
MFS International New Discovery Fund	7,707,570	1,028,347	(2,565)	8,733,352
MFS International Value Fund	17,828,254	2,299,798	(219,849)	19,908,203
MFS Research International Fund	39,072,142	3,454,207	(94,398)	42,431,951

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$1,124,722	$—	$—	$143,321,109
MFS International Growth Fund	97,386	—	—	684,766,756
MFS International New Discovery Fund	872			271,694,567
MFS International Value Fund	(16,001)	—	—	682,851,368
MFS Research International Fund	(22,633)	—	—	960,235,056
	$1,184,346	$—	$—	$2,742,868,856

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for

35

the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations in September, 2004; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, this performance may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also noted that MFS currently observes an expense limitation for the Fund.

36

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that, according to the Lipper data (which takes into account the expense limitation), the Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and

37

various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

39

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and

literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. ET

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. ET

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. ET

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

500 Boylston Street

Boston, MA 02116-3741

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 30, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 30, 2008

*	Print name and title of each signing officer under his or her signature.